UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07513

Putnam Funds Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Alexander Y. Kymn, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Ultra Short Duration Income Fund
Class A [PSDTX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Putnam Ultra Short Duration Income Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$42	0.41%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class A shares of Putnam Ultra Short Duration Income Fund returned 4.01%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 3.94% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The portfolio’s allocation to investment-grade corporate credit was the primary contributor as spreads tightened over the period and credit markets remained resilient due to strong technical, healthy corporate balance sheets, and positive banks’ earnings.

↑
Securitized exposures within asset-backed securities (ABS) and non-agency residential mortgage-backed securities (RMBS) slightly boosted returns. RMBS market technicals remained constructive, supported by consistent investor demand for high-quality bonds and attractive relative value versus other spread sectors.

↑	The Fund’s allocation to commercial paper contributed to returns as the Fund kept a balance of short-maturity commercial paper for liquidity purposes and as a source of returns.

Top detractors from performance:
↓
Yield curve exposures detracted from performance as short-term Treasury yields (1- to 3-year U.S. Treasuries) rose meaningfully over the period. Treasury yields were broadly volatile due to inflation concerns and geopolitical tensions.

Putnam Ultra Short Duration Income Fund	PAGE 1	39200-ATSA-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class A 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class A	4.01	3.83	2.68
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
ICE BofA U.S. Treasury Bill Index	3.94	3.61	2.39
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$12,717,192,257
Total Number of Portfolio Holdings	577
Total Management Fee Paid	$26,678,505
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Putnam Ultra Short Duration Income Fund	PAGE 2	39200-ATSA-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Ultra Short Duration Income Fund	PAGE 3	39200-ATSA-0926

Putnam Ultra Short Duration Income Fund
Class C [PSDLX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Putnam Ultra Short Duration Income Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$82	0.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C shares of Putnam Ultra Short Duration Income Fund returned 3.60%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 3.94% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The portfolio’s allocation to investment-grade corporate credit was the primary contributor as spreads tightened over the period and credit markets remained resilient due to strong technical, healthy corporate balance sheets, and positive banks’ earnings.

↑
Securitized exposures within asset-backed securities (ABS) and non-agency residential mortgage-backed securities (RMBS) slightly boosted returns. RMBS market technicals remained constructive, supported by consistent investor demand for high-quality bonds and attractive relative value versus other spread sectors.

↑	The Fund’s allocation to commercial paper contributed to returns as the Fund kept a balance of short-maturity commercial paper for liquidity purposes and as a source of returns.

Top detractors from performance:
↓
Yield curve exposures detracted from performance as short-term Treasury yields (1- to 3-year U.S. Treasuries) rose meaningfully over the period. Treasury yields were broadly volatile due to inflation concerns and geopolitical tensions.

Putnam Ultra Short Duration Income Fund	PAGE 1	39200-ATSC-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class C	3.60	3.44	2.38
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
ICE BofA U.S. Treasury Bill Index	3.94	3.61	2.39
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Class C share performance reflects conversion to class A shares after eight years.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$12,717,192,257
Total Number of Portfolio Holdings	577
Total Management Fee Paid	$26,678,505
Portfolio Turnover Rate	40%
Putnam Ultra Short Duration Income Fund	PAGE 2	39200-ATSC-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Ultra Short Duration Income Fund	PAGE 3	39200-ATSC-0926

Putnam Ultra Short Duration Income Fund
Class N [PSDNX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Putnam Ultra Short Duration Income Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$57	0.56%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class N shares of Putnam Ultra Short Duration Income Fund returned 3.85%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 3.94% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The portfolio’s allocation to investment-grade corporate credit was the primary contributor as spreads tightened over the period and credit markets remained resilient due to strong technical, healthy corporate balance sheets, and positive banks’ earnings.

↑
Securitized exposures within asset-backed securities (ABS) and non-agency residential mortgage-backed securities (RMBS) slightly boosted returns. RMBS market technicals remained constructive, supported by consistent investor demand for high-quality bonds and attractive relative value versus other spread sectors.

↑	The Fund’s allocation to commercial paper contributed to returns as the Fund kept a balance of short-maturity commercial paper for liquidity purposes and as a source of returns.

Top detractors from performance:
↓
Yield curve exposures detracted from performance as short-term Treasury yields (1- to 3-year U.S. Treasuries) rose meaningfully over the period. Treasury yields were broadly volatile due to inflation concerns and geopolitical tensions.

Putnam Ultra Short Duration Income Fund	PAGE 1	39200-ATSN-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,850 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class N 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class N	3.85	3.68	2.54
Class N (with sales charge)	2.29	3.36	2.38
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
ICE BofA U.S. Treasury Bill Index	3.94	3.61	2.39
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class N shares on 11/1/2018. Returns for periods prior to 11/1/2018 reflect a restated figure based on the Fund’s Class A performance. The restated performance for Class N was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$12,717,192,257
Total Number of Portfolio Holdings	577
Total Management Fee Paid	$26,678,505
Portfolio Turnover Rate	40%
Putnam Ultra Short Duration Income Fund	PAGE 2	39200-ATSN-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Ultra Short Duration Income Fund	PAGE 3	39200-ATSN-0926

Putnam Ultra Short Duration Income Fund
Class R [PSDRX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Putnam Ultra Short Duration Income Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$82	0.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R shares of Putnam Ultra Short Duration Income Fund returned 3.70%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 3.94% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The portfolio’s allocation to investment-grade corporate credit was the primary contributor as spreads tightened over the period and credit markets remained resilient due to strong technical, healthy corporate balance sheets, and positive banks’ earnings.

↑
Securitized exposures within asset-backed securities (ABS) and non-agency residential mortgage-backed securities (RMBS) slightly boosted returns. RMBS market technicals remained constructive, supported by consistent investor demand for high-quality bonds and attractive relative value versus other spread sectors.

↑	The Fund’s allocation to commercial paper contributed to returns as the Fund kept a balance of short-maturity commercial paper for liquidity purposes and as a source of returns.

Top detractors from performance:
↓
Yield curve exposures detracted from performance as short-term Treasury yields (1- to 3-year U.S. Treasuries) rose meaningfully over the period. Treasury yields were broadly volatile due to inflation concerns and geopolitical tensions.

Putnam Ultra Short Duration Income Fund	PAGE 1	39200-ATSR-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R	3.70	3.44	2.30
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
ICE BofA U.S. Treasury Bill Index	3.94	3.61	2.39
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$12,717,192,257
Total Number of Portfolio Holdings	577
Total Management Fee Paid	$26,678,505
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Putnam Ultra Short Duration Income Fund	PAGE 2	39200-ATSR-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Ultra Short Duration Income Fund	PAGE 3	39200-ATSR-0926

Putnam Ultra Short Duration Income Fund
Class R6 [PSDQX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Putnam Ultra Short Duration Income Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$30	0.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R6 shares of Putnam Ultra Short Duration Income Fund returned 4.13%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 3.94% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The portfolio’s allocation to investment-grade corporate credit was the primary contributor as spreads tightened over the period and credit markets remained resilient due to strong technical, healthy corporate balance sheets, and positive banks’ earnings.

↑
Securitized exposures within asset-backed securities (ABS) and non-agency residential mortgage-backed securities (RMBS) slightly boosted returns. RMBS market technicals remained constructive, supported by consistent investor demand for high-quality bonds and attractive relative value versus other spread sectors.

↑	The Fund’s allocation to commercial paper contributed to returns as the Fund kept a balance of short-maturity commercial paper for liquidity purposes and as a source of returns.

Top detractors from performance:
↓
Yield curve exposures detracted from performance as short-term Treasury yields (1- to 3-year U.S. Treasuries) rose meaningfully over the period. Treasury yields were broadly volatile due to inflation concerns and geopolitical tensions.

Putnam Ultra Short Duration Income Fund	PAGE 1	39200-ATSR6-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R6	4.13	3.94	2.80
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
ICE BofA U.S. Treasury Bill Index	3.94	3.61	2.39
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$12,717,192,257
Total Number of Portfolio Holdings	577
Total Management Fee Paid	$26,678,505
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Putnam Ultra Short Duration Income Fund	PAGE 2	39200-ATSR6-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Ultra Short Duration Income Fund	PAGE 3	39200-ATSR6-0926

Putnam Ultra Short Duration Income Fund
Class Y [PSDYX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Putnam Ultra Short Duration Income Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$32	0.31%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class Y shares of Putnam Ultra Short Duration Income Fund returned 4.11%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 3.94% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The portfolio’s allocation to investment-grade corporate credit was the primary contributor as spreads tightened over the period and credit markets remained resilient due to strong technical, healthy corporate balance sheets, and positive banks’ earnings.

↑
Securitized exposures within asset-backed securities (ABS) and non-agency residential mortgage-backed securities (RMBS) slightly boosted returns. RMBS market technicals remained constructive, supported by consistent investor demand for high-quality bonds and attractive relative value versus other spread sectors.

↑	The Fund’s allocation to commercial paper contributed to returns as the Fund kept a balance of short-maturity commercial paper for liquidity purposes and as a source of returns.

Top detractors from performance:
↓
Yield curve exposures detracted from performance as short-term Treasury yields (1- to 3-year U.S. Treasuries) rose meaningfully over the period. Treasury yields were broadly volatile due to inflation concerns and geopolitical tensions.

Putnam Ultra Short Duration Income Fund	PAGE 1	39200-ATSY-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class Y	4.11	3.94	2.78
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
ICE BofA U.S. Treasury Bill Index	3.94	3.61	2.39
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$12,717,192,257
Total Number of Portfolio Holdings	577
Total Management Fee Paid	$26,678,505
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Putnam Ultra Short Duration Income Fund	PAGE 2	39200-ATSY-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Ultra Short Duration Income Fund	PAGE 3	39200-ATSY-0926

Putnam Ultra Short MAC Series
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Putnam Ultra Short MAC Series for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Putnam Ultra Short MAC Series[1]	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Putnam Ultra Short MAC Series returned 4.41%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 3.94% for the same period
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The portfolio’s allocation to investment-grade corporate credit was the primary contributor as spreads tightened over the period and credit markets remained resilient due to strong technical, healthy corporate balance sheets, and positive banks’ earnings.

↑
Securitized exposures within asset-back securities (ABS) and non-agency residential mortgage-backed securities (RMBS) slightly boosted returns. RMBS market technical remained constructive, supported by consistent investor demand for high-quality bonds and attractive relative value versus other spread sectors.

↑	The Fund’s allocation to commercial paper contributed to returns as the Fund kept a balance of short-maturity commercial paper for liquidity purposes and as a source of returns.

Top detractors from performance:
↓
Yield curve exposures detracted from performance as short-term Treasury yields (1- to 3-year U.S. Treasuries) rose meaningfully over the period. Treasury yields were broadly volatile due to inflation concerns and geopolitical tensions.

Putnam Ultra Short MAC Series	PAGE 1	39521-ATSR-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
VALUE OF A $10,000 INVESTMENT – Putnam Ultra Short MAC Series 5/25/2023 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	Since Inception (5/25/2023)
Putnam Ultra Short MAC Series	4.41	5.49
Bloomberg U.S. Aggregate Index	2.71	3.61
ICE BofA U.S. Treasury Bill Index	3.94	4.72
Performance figures do not reflect the effect of fees and expenses associated with a separately managed account or a management fee or other operating expenses of the Fund, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$59,554,803
Total Number of Portfolio Holdings	378
Total Management Fee Paid	$0
Portfolio Turnover Rate	39%
Putnam Ultra Short MAC Series	PAGE 2	39521-ATSR-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Ultra Short MAC Series	PAGE 3	39521-ATSR-0926

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Warren Lowell and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Warren Lowell and Manoj P. Singh as the Audit Committee’s financial experts. Warren Lowell and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending July 31, 2025 and July 31, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $166,192 in July 31, 2025 and $162,580 in July 31, 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in July 31, 2025 and $0 in July 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $32,326 in July 31, 2025 and $32,326 in July 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in July 31, 2025 and $0 in July 31, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $489,647 in July 31, 2025 and $1,557,011 in July 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Funds Trust
Financial Statements and Other Important Information
Annual | July 31, 2026
Putnam Ultra Short Duration Income Fund
Putnam Ultra Short MAC Series
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedules of Investments 2
Financial Statements 42
Notes to Financial Statements 46
Report of Independent Registered Public Accounting Firm 59
Tax Information 60
Changes In and Disagreements with Accountants 61
Results of Meeting(s) of Shareholders 61
Remuneration Paid to Directors, Officers and Others 61
Board Approval of Management and Subadvisory Agreements 61

Putnam Funds Trust
Financial Highlights
Putnam Ultra Short Duration Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.13 $10.11 $10.04 $9.98 $10.08
Income from investment operations
a
:
Net investment income
b
......................... 0.42 0.48 0.52 0.39 0.05
Net realized and unrealized gains (losses) ........... (0.02) 0.03 0.07 0.06 (0.10)
Total from investment operations .................... 0.40 0.51 0.59 0.45 (0.05)
Less distributions from:
Net investment income .......................... (0.43) (0.49) (0.52) (0.39) (0.05)
Net asset value, end of year ....................... $10.10 $10.13 $10.11 $10.04 $9.98
Total return
c
................................... 4.01% 5.12% 6.05% 4.61% (0.49)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.44% 0.47% 0.48% 0.49% 0.46%
Expenses net of waiver and payments by affiliates
d
...... 0.41% 0.41% 0.42% 0.42% 0.40%
Net investment income ........................... 4.16% 4.78% 5.18% 3.80% 0.46%
Supplemental data
Net assets, end of year (000’s) ..................... $3,708,655 $3,329,237 $2,917,381 $3,042,385 $4,297,725
Portfolio turnover rate ............................ 40% 61% 59% 35% 48%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.12 $10.10 $10.02 $9.97 $10.07
Income from investment operations
a
:
Net investment income
b
......................... 0.38 0.44 0.48 0.35 0.02
Net realized and unrealized gains (losses) ........... (0.02) 0.02 0.08 0.05 (0.10)
Total from investment operations .................... 0.36 0.46 0.56 0.40 (0.08)
Less distributions from:
Net investment income .......................... (0.39) (0.44) (0.48) (0.35) (0.02)
Net asset value, end of year ....................... $10.09 $10.12 $10.10 $10.02 $9.97
Total return
c
................................... 3.60% 4.70% 5.73% 4.09% (0.78)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.84% 0.87% 0.88% 0.89% 0.86%
Expenses net of waiver and payments by affiliates
d
...... 0.81% 0.82% 0.82% 0.82% 0.68%
Net investment income ........................... 3.75% 4.38% 4.78% 3.43% 0.20%
Supplemental data
Net assets, end of year (000’s) ..................... $19,710 $13,672 $11,476 $11,341 $15,421
Portfolio turnover rate ............................ 40% 61% 59% 35% 48%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class N
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.12 $10.10 $10.02 $9.97 $10.07
Income from investment operations
a
:
Net investment income
b
......................... 0.40 0.47 0.51 0.38 0.04
Net realized and unrealized gains (losses) ........... (0.02) 0.02 0.08 0.05 (0.10)
Total from investment operations .................... 0.38 0.49 0.59 0.43 (0.06)
Less distributions from:
Net investment income .......................... (0.41) (0.47) (0.51) (0.38) (0.04)
Net asset value, end of year ....................... $10.09 $10.12 $10.10 $10.02 $9.97
Total return
c
................................... 3.85% 4.96% 5.99% 4.34% (0.64)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.60% 0.62% 0.63% 0.64% 0.61%
Expenses net of waiver and payments by affiliates
d
...... 0.56% 0.57% 0.57% 0.57% 0.55%
Net investment income ........................... 3.98% 4.63% 5.03% 3.84% 0.30%
Supplemental data
Net assets, end of year (000’s) ..................... $16,402 $8,264 $8,916 $10,828 $7,791
Portfolio turnover rate ............................ 40% 61% 59% 35% 48%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.11 $10.10 $10.02 $9.97 $10.07
Income from investment operations
a
:
Net investment income
b
......................... 0.38 0.44 0.48 0.35 0.02
Net realized and unrealized gains (losses) ........... (0.01) 0.01 0.08 0.05 (0.10)
Total from investment operations .................... 0.37 0.45 0.56 0.40 (0.08)
Less distributions from:
Net investment income .......................... (0.39) (0.44) (0.48) (0.35) (0.02)
Net asset value, end of year ....................... $10.09 $10.11 $10.10 $10.02 $9.97
Total return .................................... 3.70% 4.60% 5.73% 4.09% (0.78)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.84% 0.87% 0.88% 0.89% 0.86%
Expenses net of waiver and payments by affiliates
c
...... 0.81% 0.82% 0.82% 0.82% 0.69%
Net investment income ........................... 3.78% 4.38% 4.77% 3.46% 0.24%
Supplemental data
Net assets, end of year (000’s) ..................... $3,130 $3,805 $3,381 $4,509 $5,240
Portfolio turnover rate ............................ 40% 61% 59% 35% 48%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.14 $10.13 $10.05 $10.00 $10.10
Income from investment operations
a
:
Net investment income
b
......................... 0.43 0.50 0.54 0.40 0.06
Net realized and unrealized gains (losses) ........... (0.02) 0.01 0.08 0.05 (0.10)
Total from investment operations .................... 0.41 0.51 0.62 0.45 (0.04)
Less distributions from:
Net investment income .......................... (0.44) (0.50) (0.54) (0.40) (0.06)
Net asset value, end of year ....................... $10.11 $10.14 $10.13 $10.05 $10.00
Total return .................................... 4.13% 5.15% 6.29% 4.64% (0.37)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.33% 0.33% 0.35% 0.36% 0.35%
Expenses net of waiver and payments by affiliates
c
...... 0.29% 0.29% 0.29% 0.29% 0.29%
Net investment income ........................... 4.24% 4.91% 5.31% 4.25% 0.69%
Supplemental data
Net assets, end of year (000’s) ..................... $2,556,010 $1,028,506 $484,884 $513,428 $177,358
Portfolio turnover rate ............................ 40% 61% 59% 35% 48%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.14 $10.12 $10.05 $9.99 $10.09
Income from investment operations
a
:
Net investment income
b
......................... 0.43 0.49 0.53 0.40 0.06
Net realized and unrealized gains (losses) ........... (0.02) 0.03 0.07 0.06 (0.10)
Total from investment operations .................... 0.41 0.52 0.60 0.46 (0.04)
Less distributions from:
Net investment income .......................... (0.44) (0.50) (0.53) (0.40) (0.06)
Net asset value, end of year ....................... $10.11 $10.14 $10.12 $10.05 $9.99
Total return .................................... 4.11% 5.22% 6.15% 4.71% (0.39)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.34% 0.37% 0.38% 0.39% 0.36%
Expenses net of waiver and payments by affiliates
c
...... 0.31% 0.31% 0.32% 0.32% 0.30%
Net investment income ........................... 4.26% 4.88% 5.27% 3.97% 0.60%
Supplemental data
Net assets, end of year (000’s) ..................... $6,413,285 $6,552,848 $6,214,408 $7,097,143 $8,130,742
Portfolio turnover rate ............................ 40% 61% 59% 35% 48%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Schedule of Investments, July 31, 2026
Putnam Ultra Short Duration Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 83.9%
Aerospace & Defense 1.7%
a
BAE Systems plc , Senior Note , 144A, 5% , 3/26/27 .......... United Kingdom 15,625,000 $ 15,684,514
Boeing Co. (The) ,
Senior Note, 2.7%, 2/01/27 .......................... United States 40,998,000 40,669,432
Senior Note, 5.04%, 5/01/27 ......................... United States 38,202,000 38,318,901
Senior Note, 6.259%, 5/01/27 ........................ United States 18,745,000 18,967,437
a
Honeywell Aerospace, Inc. ,
Senior Note, 144A, 3.9%, 3/16/28 ..................... United States 36,077,000 35,678,553
b
Senior Note, 144A, FRN, 4.287%, (SOFR Index + 0.63%),
3/16/29 ......................................... United States 37,675,000 37,662,862
RTX Corp. , Senior Bond , 3.125% , 5/04/27 .................
United States 31,504,000 31,230,475
218,212,174
Automobiles 3.3%
a
BMW US Capital LLC ,
b
Senior Note, 144A, FRN, 4.479%, (SOFR Index + 0.8%),
8/13/26 ......................................... Germany 14,079,000 14,080,749
Senior Note, 144A, 4.65%, 3/19/27 .................... Germany 27,726,000 27,780,843
b
Senior Note, 144A, FRN, 4.599%, (SOFR Index + 0.92%),
8/13/27 ......................................... Germany 36,601,000 36,792,664
b
Senior Note, 144A, FRN, 4.456%, (SOFR + 0.79%), 3/17/28 . Germany 34,800,000 35,001,524
b
Senior Note, 144A, FRN, 4.574%, (SOFR Index + 0.92%),
3/21/28 ......................................... Germany 41,685,000 41,947,663
a
Hyundai Capital America ,
b
Senior Note, 144A, FRN, 4.694%, (SOFR + 1.04%), 3/19/27 . United States 30,094,000 30,179,021
Senior Note, 144A, 5.3%, 3/19/27 ..................... United States 32,399,000 32,566,502
Senior Note, 144A, 4.85%, 3/25/27 .................... United States 9,811,000 9,833,184
b
Senior Note, 144A, FRN, 4.704%, (SOFR + 1.04%), 6/24/27 . United States 19,614,000 19,699,975
b
Senior Note, 144A, FRN, 4.694%, (SOFR + 1.03%), 9/24/27 . United States 23,376,000 23,495,739
Senior Note, 144A, 4.6%, 4/06/28 ..................... United States 27,060,000 26,970,363
a
Mercedes-Benz Finance North America LLC ,
Senior Note, 144A, 4.8%, 11/13/26 .................... Germany 36,948,000 37,005,948
b
Senior Note, 144A, FRN, 4.441%, (SOFR + 0.78%), 4/01/27 . Germany 13,110,000 13,146,916
Senior Note, 144A, 4.75%, 8/01/27 .................... Germany 14,112,000 14,145,240
b
Senior Note, 144A, FRN, 4.379%, (SOFR + 0.71%), 3/10/28 . Germany 13,125,000 13,135,920
a
Volkswagen Group of America Finance LLC ,
Senior Note, 144A, 4.9%, 8/14/26 ..................... Germany 26,980,000 26,983,554
Senior Note, 144A, 4.45%, 9/11/27 .................... Germany 19,210,000 19,146,822
421,912,627
Banks 39.7%
a
ABN AMRO Bank NV ,
b
Senior Non-Preferred Note, 144A, FRN, 5.446%, (SOFR Index
+ 1.78%), 9/18/27 ................................. Netherlands 9,300,000 9,316,101
Senior Non-Preferred Note, 144A, 6.339% to 9/17/26, FRN
thereafter, 9/18/27 ................................. Netherlands 44,220,000 44,315,203
Senior Non-Preferred Note, 144A, 4.988% to 12/02/27, FRN
thereafter, 12/03/28 ................................ Netherlands 42,189,000 42,367,892
b
Senior Preferred Note, 144A, FRN, 4.399%, (SOFR Index +
0.75%), 7/07/28 .................................. Netherlands 22,340,000 22,461,565
a,b
ANZ New Zealand Int'l Ltd. , Senior Note , 144A, FRN , 4.263% ,
( SOFR + 0.61% ), 1/22/29 ............................ New Zealand 25,885,000 25,895,630
a,b
Australia & New Zealand Banking Group Ltd. ,
Senior Note, 144A, FRN, 4.336%, (SOFR + 0.68%), 7/16/27 . Australia 36,314,000 36,440,006
Senior Note, 144A, FRN, 4.301%, (SOFR + 0.65%), 9/30/27 . Australia 29,090,000 29,185,151
Senior Note, 144A, FRN, 4.286%, (SOFR + 0.62%), 6/18/28 . Australia 28,125,000 28,233,397
Senior Note, 144A, FRN, 4.249%, (SOFR + 0.59%), 12/08/28 Australia 10,430,000 10,464,236

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Banco Bilbao Vizcaya Argentaria SA ,
Senior Non-Preferred Note, 6.138% to 9/13/27, FRN thereafter,
9/14/28 ......................................... Spain 28,638,000 $ 29,110,617
Senior Non-Preferred Note, 4.15%, 3/03/29 .............. Spain 21,850,000 21,495,418
b
Senior Non-Preferred Note, FRN, 4.541%, (SOFR + 0.88%),
3/03/29 ......................................... Spain 36,460,000 36,566,787
Banco Santander SA ,
Senior Non-Preferred Note, 5.552% to 3/13/27, FRN thereafter,
3/14/28 ......................................... Spain 33,516,000 33,699,488
b
Senior Non-Preferred Note, FRN, 4.636%, (SOFR + 0.99%),
4/15/29 ......................................... Spain 39,265,000 39,537,997
b
Senior Preferred Note, FRN, 4.766%, (SOFR + 1.12%),
7/15/28 ......................................... Spain 37,800,000 38,008,907
Bank of America Corp. ,
Senior Bond, 3.974% to 2/06/29, FRN thereafter, 2/07/30 ... United States 30,625,000 29,951,335
Senior Note, 5.933% to 9/14/26, FRN thereafter, 9/15/27 .... United States 12,476,000 12,495,107
b
Senior Note, FRN, 4.482%, (SOFR + 0.83%), 1/24/29 ...... United States 47,787,000 47,936,279
b
Senior Note, FRN, 4.789%, (SOFR + 1.11%), 5/09/29 ...... United States 27,300,000 27,526,127
b
N, Senior Note, FRN, 4.531%, (SOFR + 0.88%), 4/23/30 .... United States 25,972,000 26,020,132
Sub. Bond, 4.25%, 10/22/26 ......................... United States 15,085,000 15,078,385
Bank of Montreal ,
b
Senior Note, FRN, 4.549%, (SOFR Index + 0.88%), 9/10/27 . Canada 34,121,000 34,139,059
b
Senior Note, FRN, 4.404%, (SOFR Index + 0.75%), 9/22/28 . Canada 38,150,000 38,218,116
b
Senior Note, FRN, 4.501%, (SOFR + 1.72%), 1/27/29 ...... Canada 42,179,000 42,335,412
J, Senior Note, 4.1% to 12/14/26, FRN thereafter, 12/15/27 .. Canada 21,775,000 21,747,959
J, Senior Note, 4.338% to 3/18/29, FRN thereafter, 3/19/30 .. Canada 21,750,000 21,503,302
Bank of Nova Scotia (The) ,
b
Senior Note, FRN, 4.451%, (SOFR Index + 0.78%), 6/04/27 . Canada 27,930,000 28,025,601
b
Senior Note, FRN, 4.659%, (SOFR + 1%), 9/08/28 ........ Canada 37,442,000 37,593,891
b
Senior Note, FRN, 4.569%, (SOFR + 0.89%), 2/14/29 ...... Canada 27,545,000 27,656,138
Senior Note, 4.578% to 6/04/28, FRN thereafter, 6/05/29 .... Canada 25,400,000 25,294,250
b
Senior Note, FRN, 4.402%, (SOFR + 0.73%), 2/02/30 ...... Canada 26,030,000 26,010,695
b
I, Senior Note, FRN, 4.417%, (SOFR + 0.76%), 9/15/28 .... Canada 26,540,000 26,588,225
a
Banque Federative du Credit Mutuel SA ,
Senior Preferred Note, 144A, 5.088%, 1/23/27 ........... France 6,705,000 6,729,158
b
Senior Preferred Note, 144A, FRN, 4.737%, (SOFR Index +
1.07%), 2/16/28 .................................. France 43,971,000 44,330,983
Senior Preferred Note, 144A, 4.591%, 10/16/28 ........... France 20,026,000 19,929,384
b
Senior Preferred Note, 144A, FRN, 4.646%, (SOFR + 0.99%),
10/16/28 ........................................ France 26,682,000 26,886,281
b
Senior Preferred Note, 144A, FRN, 4.478%, (SOFR Index +
0.82%), 7/09/29 .................................. France 20,985,000 21,006,768
Senior Preferred Note, 144A, 4.786%, 7/09/29 ........... France 16,755,000 16,646,889
Barclays plc ,
Senior Note, 6.496% to 9/12/26, FRN thereafter, 9/13/27 .... United Kingdom 30,870,000 30,935,594
b
Senior Note, FRN, 5.158%, (SOFR + 2.98%), 3/12/28 ...... United Kingdom 15,749,000 15,831,497
Senior Note, 5.501% to 8/08/27, FRN thereafter, 8/09/28 .... United Kingdom 31,151,000 31,382,883
b
Senior Note, FRN, 4.75%, (SOFR + 1.08%), 11/11/29 ...... United Kingdom 9,233,000 9,288,348
a
BNP Paribas SA ,
Senior Non-Preferred Bond, 144A, 3.5%, 11/16/27 ........ France 59,143,000 58,369,932
Senior Non-Preferred Bond, 144A, 4.4%, 8/14/28 ......... France 6,535,000 6,474,351
b
Senior Non-Preferred Note, 144A, FRN, 5.1%, (SOFR +
1.43%), 5/09/29 .................................. France 44,985,000 45,443,645
Senior Preferred Note, 144A, 5.125% to 1/12/28, FRN
thereafter, 1/13/29 ................................. France 21,650,000 21,760,002

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
a
BPCE SA ,
Senior Non-Preferred Bond, 144A, 3.5%, 10/23/27 ........ France 42,433,000 $ 41,843,878
b
Senior Non-Preferred Note, 144A, FRN, 5.624%, (SOFR Index
+ 1.98%), 10/19/27 ................................ France 11,255,000 11,288,816
Senior Non-Preferred Note, 144A, 6.612% to 10/18/26, FRN
thereafter, 10/19/27 ................................ France 28,110,000 28,223,687
Senior Non-Preferred Note, 144A, 6.714% to 10/18/28, FRN
thereafter, 10/19/29 ................................ France 17,133,000 17,751,709
a
CaixaBank SA ,
Senior Non-Preferred Note, 144A, 6.684% to 9/12/26, FRN
thereafter, 9/13/27 ................................. Spain 59,860,000 59,997,319
Senior Non-Preferred Note, 144A, 6.208% to 1/17/28, FRN
thereafter, 1/18/29 ................................. Spain 44,427,000 45,364,228
Senior Non-Preferred Note, 144A, 4.634% to 7/02/28, FRN
thereafter, 7/03/29 ................................. Spain 57,915,000 57,742,792
Canadian Imperial Bank of Commerce ,
b
Senior Note, FRN, 4.592%, (SOFR + 0.94%), 6/28/27 ...... Canada 32,980,000 33,150,008
Senior Note, 4.508% to 9/10/26, FRN thereafter, 9/11/27 .... Canada 11,700,000 11,699,580
b
Senior Note, FRN, 4.598%, (SOFR Index + 0.93%), 9/11/27 . Canada 37,442,000 37,466,912
b
Senior Note, FRN, 4.681%, (SOFR + 1.03%), 3/30/29 ...... Canada 36,270,000 36,497,626
Senior Note, 4.723% to 6/15/28, FRN thereafter, 6/16/29 .... Canada 25,350,000 25,335,679
Citibank NA ,
Senior Note, 4.876% to 11/18/26, FRN thereafter, 11/19/27 .. United States 42,217,000 42,289,357
Senior Note, 4.554% to 6/17/28, FRN thereafter, 6/18/29 .... United States 34,125,000 34,016,321
b
Citigroup, Inc. ,
Senior Note, FRN, 4.824%, (SOFR + 1.143%), 5/07/28 ..... United States 44,651,000 44,838,445
Senior Note, FRN, 4.541%, (SOFR + 0.87%), 3/04/29 ...... United States 60,088,000 60,231,831
a,b
Commonwealth Bank of Australia ,
Senior Note, 144A, FRN, 4.124%, (SOFR + 0.46%), 11/27/26 Australia 17,540,000 17,553,114
Senior Note, 144A, FRN, 4.297%, (SOFR + 0.64%), 3/14/28 . Australia 24,908,000 25,013,060
Senior Note, 144A, FRN, 4.282%, (SOFR + 0.63%), 3/27/29 . Australia 19,110,000 19,185,273
Cooperatieve Rabobank UA ,
a
Senior Non-Preferred Note, 144A, 3.649% to 4/05/27, FRN
thereafter, 4/06/28 ................................. Netherlands 33,817,000 33,603,571
b
Senior Preferred Note, FRN, 4.254%, (SOFR + 0.59%),
5/27/27 ......................................... Netherlands 18,025,000 18,068,835
b
Senior Preferred Note, FRN, 4.056%, (SOFR + 0.41%),
1/14/28 ......................................... Netherlands 17,385,000 17,393,876
Senior Preferred Note, 4.883%, 1/21/28 ................ Netherlands 18,165,000 18,286,957
b
Senior Preferred Note, FRN, 4.069%, (SOFR Index + 0.41%),
6/09/28 ......................................... Netherlands 42,375,000 42,394,170
a
Credit Agricole SA ,
Senior Non-Preferred Note, 144A, 4.631% to 9/10/27, FRN
thereafter, 9/11/28 ................................. France 47,688,000 47,650,319
b
Senior Non-Preferred Note, 144A, FRN, 4.878%, (SOFR +
1.21%), 9/11/28 ................................... France 17,672,000 17,782,878
b
Senior Preferred Note, 144A, FRN, 4.538%, (SOFR + 0.87%),
3/11/27 ......................................... France 2,750,000 2,759,956
Senior Preferred Note, 144A, 5.134%, 3/11/27 ............ France 33,674,000 33,847,939
a
Danske Bank A/S ,
Senior Non-Preferred Bond, 144A, 4.375%, 6/12/28 ....... Denmark 25,156,000 24,997,190
Senior Non-Preferred Note, 144A, 4.298% to 3/31/27, FRN
thereafter, 4/01/28 ................................. Denmark 44,240,000 44,157,969
Senior Non-Preferred Note, 144A, 4.662% to 3/26/28, FRN
thereafter, 3/27/29 ................................. Denmark 17,505,000 17,497,376
Senior Preferred Note, 144A, 5.427% to 2/28/27, FRN
thereafter, 3/01/28 ................................. Denmark 45,505,000 45,720,536

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Fifth Third Bancorp , Senior Note , 6.361% to 10/26/27, FRN
thereafter , 10/27/28 ................................ United States 8,607,000 $ 8,772,790
Fifth Third Bank NA ,
b
Senior Note, FRN, 4.451%, (SOFR + 0.81%), 1/28/28 ...... United States 20,900,000 20,923,093
Senior Note, 4.967% to 1/27/27, FRN thereafter, 1/28/28 .... United States 17,664,000 17,697,388
Huntington Bancshares, Inc. , Senior Note , 4.443% to 8/03/27,
FRN thereafter , 8/04/28 ............................. United States 7,315,000 7,292,447
Huntington National Bank (The) ,
b
Senior Note, FRN, 4.367%, (SOFR + 0.72%), 4/12/28 ...... United States 45,485,000 45,502,292
Senior Note, 4.871% to 4/11/27, FRN thereafter, 4/12/28 .... United States 15,335,000 15,359,120
ING Groep NV ,
Senior Bond, 3.95%, 3/29/27 ......................... Netherlands 5,000,000 4,986,516
b
Senior Note, FRN, 5.228%, (SOFR Index + 1.56%), 9/11/27 . Netherlands 41,064,000 41,104,926
Senior Note, 6.083% to 9/10/26, FRN thereafter, 9/11/27 .... Netherlands 30,778,000 30,823,443
b
Senior Note, FRN, 4.673%, (SOFR Index + 2.02%), 3/25/29 . Netherlands 46,805,000 47,053,850
Senior Note, 4.858% to 3/24/28, FRN thereafter, 3/25/29 .... Netherlands 23,480,000 23,525,142
a
Intesa Sanpaolo SpA , Senior Preferred Bond , 144A, 3.875% ,
1/12/28 ......................................... Italy 8,705,000 8,596,034
JPMorgan Chase & Co. ,
Senior Note, 5.571% to 4/21/27, FRN thereafter, 4/22/28 .... United States 42,001,000 42,293,898
Senior Note, 4.505% to 10/21/27, FRN thereafter, 10/22/28 .. United States 35,384,000 35,313,213
b
Senior Note, FRN, 4.453%, (SOFR + 0.8%), 1/24/29 ....... United States 30,259,000 30,369,832
b
Senior Note, FRN, 4.473%, (SOFR + 0.82%), 4/23/30 ...... United States 43,300,000 43,356,878
b
1, Senior Note, FRN, 4.503%, (SOFR + 0.85%), 7/23/30 .... United States 33,640,000 33,696,855
Lloyds Banking Group plc ,
b
Senior Note, FRN, 5.231%, (SOFR Index + 1.56%), 8/07/27 . United Kingdom 17,173,000 17,175,316
Senior Note, 5.985% to 8/06/26, FRN thereafter, 8/07/27 .... United Kingdom 29,107,000 29,112,304
Senior Note, 5.462% to 1/04/27, FRN thereafter, 1/05/28 .... United Kingdom 30,443,000 30,570,989
b
Senior Note, FRN, 4.724%, (SOFR Index + 1.06%), 11/26/28 United Kingdom 8,775,000 8,822,684
Senior Note, 5.087% to 11/25/27, FRN thereafter, 11/26/28 .. United Kingdom 19,928,000 20,024,942
b
Senior Note, FRN, 4.717%, (SOFR Index + 1.06%), 6/13/29 . United Kingdom 18,045,000 18,154,021
Senior Note, 4.818% to 6/12/28, FRN thereafter, 6/13/29 .... United Kingdom 13,085,000 13,095,195
b
Senior Note, FRN, 4.44%, (SOFR Index + 0.77%), 2/10/30 .. United Kingdom 31,985,000 31,922,004
Mitsubishi UFJ Financial Group, Inc. ,
Senior Note, 4.08% to 4/18/27, FRN thereafter, 4/19/28 ..... Japan 9,185,000 9,152,720
Senior Note, 5.017% to 7/19/27, FRN thereafter, 7/20/28 .... Japan 32,970,000 33,089,142
Senior Note, 4.592% to 4/17/29, FRN thereafter, 4/18/30 .... Japan 40,995,000 40,661,794
b
Senior Note, FRN, 4.483%, (SOFR + 0.84%), 7/24/30 ...... Japan 33,620,000 33,619,896
Mizuho Financial Group, Inc. ,
b
Senior Note, FRN, 4.497%, (SOFR + 0.85%), 7/13/30 ...... Japan 42,075,000 42,056,182
Senior Note, 4.782% to 7/12/29, FRN thereafter, 7/13/30 .... Japan 42,075,000 41,832,428
b
Morgan Stanley Bank NA ,
Senior Note, FRN, 4.596%, (SOFR + 0.94%), 7/14/28 ...... United States 19,963,000 20,040,103
Senior Note, FRN, 4.547%, (SOFR + 0.9%), 1/12/29 ....... United States 13,738,000 13,785,981
National Australia Bank Ltd. ,
Senior Note, 3.85%, 12/13/28 ........................ Australia 30,845,000 30,365,340
a,b
Senior Note, 144A, FRN, 4.288%, (SOFR + 0.62%), 6/11/27 . Australia 18,673,000 18,724,730
a,b
Senior Note, 144A, FRN, 4.241%, (SOFR + 0.6%), 10/26/27 . Australia 22,921,000 22,986,763
a,b
Senior Note, 144A, FRN, 4.159%, (SOFR + 0.5%), 3/06/28 .. Australia 13,000,000 13,019,760
a,b
Senior Note, 144A, FRN, 4.307%, (SOFR + 0.65%), 6/13/28 . Australia 27,030,000 27,145,350
a,b
Senior Note, 144A, FRN, 4.187%, (SOFR + 0.53%), 12/13/28 Australia 25,825,000 25,857,304
National Bank of Canada ,
Senior Note, 4.166% to 1/19/28, FRN thereafter, 1/20/29 .... Canada 30,405,000 30,174,724
b
Senior Note, FRN, 4.414%, (SOFR + 0.77%), 1/20/29 ...... Canada 25,895,000 25,952,002

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
NatWest Group plc ,
b
Senior Note, FRN, 4.882%, (SOFR + 1.25%), 3/01/28 ...... United Kingdom 44,560,000 $ 44,738,706
Senior Note, 5.583% to 2/28/27, FRN thereafter, 3/01/28 .... United Kingdom 22,308,000 22,443,217
b
Senior Note, FRN, 4.764%, (SOFR + 1.1%), 5/23/29 ....... United Kingdom 13,505,000 13,582,039
a,b
Nordea Bank Abp ,
Senior Preferred Note, 144A, FRN, 4.394%, (SOFR + 0.74%),
3/19/27 ......................................... Finland 14,242,000 14,281,232
Senior Preferred Note, 144A, FRN, 4.366%, (SOFR + 0.7%),
3/17/28 ......................................... Finland 22,760,000 22,865,852
PNC Bank NA ,
b
Senior Note, FRN, 4.374%, (SOFR + 0.73%), 7/21/28 ...... United States 10,295,000 10,313,492
Senior Note, 4.429% to 7/20/27, FRN thereafter, 7/21/28 .... United States 11,865,000 11,845,357
PNC Financial Services Group, Inc. (The) ,
Senior Note, 4.075% to 1/25/28, FRN thereafter, 1/26/29 .... United States 30,340,000 30,058,025
b
Senior Note, FRN, 4.261%, (SOFR + 0.62%), 1/26/29 ...... United States 26,005,000 25,993,012
b
Senior Note, FRN, 4.321%, (SOFR Index + 0.68%), 10/26/29 United States 25,510,000 25,492,543
Senior Note, 4.618% to 10/25/28, FRN thereafter, 10/26/29 .. United States 21,260,000 21,194,239
Senior Note, 4.831% to 7/18/29, FRN thereafter, 7/19/30 .... United States 8,420,000 8,405,539
Regions Bank , Senior Note , 4.755% to 7/26/28, FRN thereafter ,
7/27/29 ......................................... United States 41,302,000 41,233,630
b
Royal Bank of Canada ,
Senior Note, FRN, 4.364%, ( SOFR Index + 1.44%), 10/18/27 Canada 26,740,000 26,760,095
Senior Note, FRN, 4.483%, (SOFR Index + 0.83%), 1/24/29 . Canada 36,742,000 36,848,755
1, Senior Note, FRN, 4.372%, (SOFR + 0.7%), 11/03/28 .... Canada 34,742,000 34,784,216
Santander UK Group Holdings plc , Senior Note , 6.534% to
1/09/28, FRN thereafter , 1/10/29 ...................... United Kingdom 46,420,000 47,476,755
a
Skandinaviska Enskilda Banken AB ,
b
Senior Preferred Note, 144A, FRN, 4.561%, (SOFR + 1.78%),
3/05/27 ......................................... Sweden 12,268,000 12,314,862
Senior Preferred Note, 144A, 5.125%, 3/05/27 ........... Sweden 23,865,000 23,989,578
b
Senior Preferred Note, 144A, FRN, 4.412%, (SOFR Index +
0.75%), 6/02/28 .................................. Sweden 36,045,000 36,227,928
b
Senior Preferred Note, 144A, FRN, 4.348%, (SOFR Index +
0.68%), 3/12/29 .................................. Sweden 26,250,000 26,332,886
a
Societe Generale SA ,
Senior Non-Preferred Bond, 144A, 4%, 1/12/27 ........... France 25,713,000 25,655,558
b
Senior Non-Preferred Note, 144A, FRN, 4.767%, (SOFR +
1.1%), 2/19/27 ................................... France 21,460,000 21,552,690
Senior Non-Preferred Note, 144A, 5.25%, 2/19/27 ......... France 51,030,000 51,262,747
Senior Non-Preferred Note, 144A, 4.857% to 7/06/28, FRN
thereafter, 7/07/29 ................................. France 25,265,000 25,170,381
Sumitomo Mitsui Financial Group, Inc. ,
Senior Note, 1.402%, 9/17/26 ........................ Japan 15,987,000 15,936,389
Senior Note, 5.52%, 1/13/28 ......................... Japan 37,249,000 37,749,144
Senior Note, 4.108%, 1/15/29 ........................ Japan 13,055,000 12,849,842
b
Senior Note, FRN, 4.406%, (SOFR + 0.76%), 1/15/29 ...... Japan 22,085,000 22,098,723
a
Sumitomo Mitsui Trust Bank Ltd. ,
Senior Note, 144A, 5.65%, 9/14/26 .................... Japan 9,670,000 9,686,471
Senior Note, 144A, 5.2%, 3/07/27 ..................... Japan 14,741,000 14,822,153
b
Senior Note, 144A, FRN, 4.639%, (SOFR + 0.98%), 9/10/27 . Japan 37,899,000 38,161,380
b
Senior Note, 144A, FRN, 4.408%, (SOFR + 0.75%), 9/11/28 . Japan 27,750,000 27,871,704
Senior Note, 144A, 3.95%, 3/05/29 .................... Japan 26,385,000 25,889,484
b
Senior Note, 144A, FRN, 4.381%, (SOFR + 0.71%), 3/05/29 . Japan 21,950,000 22,010,202
a,b
Svenska Handelsbanken AB ,
Senior Note, 144A, FRN, 4.228%, (SOFR + 0.56% ), 6/11/29 . Sweden 25,425,000 25,456,879

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
a,b
Svenska Handelsbanken AB, (continued)
Senior Preferred Note, 144A, FRN, 4.334%, (SOFR + 1.32%),
5/28/27 ......................................... Sweden 23,375,000 $ 23,455,814
Senior Preferred Note, 144A, FRN, 4.404%, (SOFR + 0.74%),
5/23/28 ......................................... Sweden 31,545,000 31,702,975
a
Swedbank AB ,
Senior Non-Preferred Note, 144A, 6.136%, 9/12/26 ........ Sweden 26,255,000 26,317,636
Senior Non-Preferred Note, 144A, 5.337%, 9/20/27 ........ Sweden 35,232,000 35,555,173
Toronto-Dominion Bank (The) ,
Senior Note, 5.264%, 12/11/26 ....................... Canada 5,030,000 5,048,875
b
Senior Note, FRN, 4.47%, (SOFR + 0.82%), 1/31/28 ....... Canada 34,032,000 34,211,041
Senior Note, 5.523%, 7/17/28 ........................ Canada 17,710,000 18,000,565
b
Senior Note, FRN, 4.397%, (SOFR + 0.75%), 10/13/28 ..... Canada 35,041,000 35,134,246
b
Senior Note, FRN, 4.413%, (SOFR + 0.76%), 4/23/29 ...... Canada 25,972,000 26,036,390
b
F, Senior Note, FRN, 4.227%, (SOFR + 0.58%), 1/13/28 .... Canada 22,285,000 22,322,407
b
F, Senior Note, FRN, 4.371%, (SOFR + 0.73% ), 7/27/29 .... Canada 29,450,000 29,466,783
Truist Bank ,
Senior Note, 4.42% to 7/23/27, FRN thereafter, 7/24/28 ..... United States 27,707,000 27,645,478
b
Senior Note, FRN, 4.423%, (SOFR + 0.77%), 7/24/28 ...... United States 33,354,000 33,396,990
b
Senior Note, FRN, 4.301%, (SOFR + 0.66%), 1/27/29 ...... United States 3,615,000 3,615,397
Truist Financial Corp. , I , Senior Note , 4.957% to 7/22/29, FRN
thereafter , 7/23/30 ................................. United States 23,360,000 23,327,941
a
UniCredit SpA , Senior Preferred Bond , 144A, 4.625% , 4/12/27 . Italy 12,467,000 12,481,444
US Bank NA ,
b
Senior Note, FRN, 4.343%, (SOFR + 0.69%), 10/22/27 ..... United States 10,550,000 10,558,062
Senior Note, 4.507% to 10/21/26, FRN thereafter, 10/22/27 .. United States 47,828,000 47,831,550
b
Senior Note, FRN, 4.588%, (SOFR + 0.91%), 5/15/28 ...... United States 22,440,000 22,508,850
Senior Note, 4.73% to 5/14/27, FRN thereafter, 5/15/28 ..... United States 27,850,000 27,888,368
Senior Note, 4.535% to 5/18/28, FRN thereafter, 5/20/29 .... United States 25,746,000 25,659,330
Wells Fargo & Co. ,
b
Senior Note, FRN, 4.433%, (SOFR + 0.78%), 1/24/28 ...... United States 39,394,000 39,472,708
b
Senior Note, FRN, 4.723%, (SOFR + 1.07%), 4/22/28 ...... United States 29,439,000 29,554,616
Senior Note, 5.707% to 4/21/27, FRN thereafter, 4/22/28 .... United States 21,962,000 22,132,132
b
Senior Note, FRN, 5.023%, (SOFR + 1.37%), 4/23/29 ...... United States 50,600,000 51,215,769
Westpac Banking Corp. ,
b
Senior Note, FRN, 4.104%, (SOFR + 0.92%), 10/20/26 ..... Australia 46,301,000 46,321,678
Senior Note, 4.15%, 5/11/28 ......................... Australia 34,320,000 34,163,065
a,b
Senior Note, 144A, FRN, 4.119%, (SOFR + 0.44%), 5/11/28 . Australia 21,450,000 21,466,758
5,037,742,467
Beverages 0.1%
Keurig Dr. Pepper, Inc. , Senior Note , 5.1% , 3/15/27 ..........
United States 6,190,000 6,211,013
Biotechnology 0.3%
AbbVie, Inc. ,
Senior Note, 3.775%, 3/03/28 ........................ United States 30,660,000 30,338,645
b
Senior Note, FRN, 4.151%, (SOFR Index + 0.48%), 3/03/28 . United States 13,140,000 13,158,374
43,497,019
Broadline Retail 0.8%
Amazon.com, Inc. ,
b
Senior Note, FRN, 4.247%, (SOFR + 0.59%), 3/13/29 ...... United States 30,430,000 30,519,089
b
Senior Note, FRN, 4.238%, (SOFR Index + 0.58%), 7/09/29 . United States 33,600,000 33,745,804

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Broadline Retail (continued)
Amazon.com, Inc., (continued)
Senior Note, 4.6%, 7/09/29 .......................... United States 33,600,000 $ 33,491,253
97,756,146
Building Products 0.4%
Owens Corning ,
Senior Bond, 3.4%, 8/15/26 .......................... United States 31,196,000 31,178,244
Senior Note, 5.5%, 6/15/27 .......................... United States 19,678,000 19,838,801
51,017,045
Capital Markets 7.1%
b
Bank of New York Mellon Corp. (The) ,
Senior Note, FRN, 4.339%, (SOFR Index + 0.68%), 6/09/28 . United States 22,475,000 22,527,269
Senior Note, FRN, 4.474%, (SOFR Index + 0.83%), 7/21/28 . United States 9,714,000 9,746,202
Senior Note, FRN, 4.283%, (SOFR + 0.63%), 1/22/30 ...... United States 56,335,000 56,350,092
Charles Schwab Corp. (The) , Senior Note , 4.744% to 5/20/29,
FRN thereafter , 5/21/30 ............................. United States 25,170,000 25,116,854
Deutsche Bank AG ,
Senior Non-Preferred Note, 2.552% to 1/06/27, FRN thereafter,
1/07/28 ......................................... Germany 35,100,000 34,789,105
b
Senior Non-Preferred Note, FRN, 4.868%, (SOFR + 1.21%),
1/10/29 ......................................... Germany 39,085,000 39,238,501
Senior Non-Preferred Note, 5.373% to 1/09/28, FRN thereafter,
1/10/29 ......................................... Germany 13,120,000 13,215,108
Goldman Sachs Group, Inc. (The) ,
b
Senior Bond, FRN, 5.849%, (3-month SOFR + 2.012%),
10/28/27 ........................................ United States 1,029,000 1,033,008
b
Senior Note, FRN, 4.943%, (SOFR + 1.29%), 4/23/28 ...... United States 22,575,000 22,699,050
Senior Note, 4.148% to 1/20/28, FRN thereafter, 1/21/29 .... United States 13,813,000 13,684,902
b
Senior Note, FRN, 4.354%, (SOFR + 0.71%), 1/21/29 ...... United States 33,054,000 33,080,937
b
Senior Note, FRN, 4.564%, (SOFR + 0.92%), 10/21/29 ..... United States 30,490,000 30,582,122
b
Senior Note, FRN, 4.644%, (SOFR + 1%), 4/20/30 ........ United States 30,305,000 30,426,814
Intercontinental Exchange, Inc. , Senior Note , 3.95% , 12/01/28 ..
United States 11,530,000 11,360,646
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 48,535,000 48,504,071
a
Macquarie Bank Ltd. ,
Senior Note, 144A, 5.391%, 12/07/26 .................. Australia 14,358,000 14,418,485
b
Senior Note, 144A, FRN, 4.152%, (SOFR + 0.48%), 2/03/28 . Australia 44,005,000 44,066,399
b
Senior Note, 144A, FRN, 4.408%, (SOFR + 0.74%), 6/12/28 . Australia 36,035,000 36,226,375
a,b
Mizuho Markets Cayman LP ,
Senior Note, 144A, FRN, 4.139%, (SOFR + 0.52%), 10/09/26 Japan 35,215,000 35,226,268
Senior Note, 144A, FRN, 4.176%, (SOFR + 0.52%), 11/16/26 Japan 36,585,000 36,604,660
Morgan Stanley ,
b
Senior Note, FRN, 4.676%, (SOFR + 1.02%), 4/13/28 ...... United States 29,220,000 29,310,085
b
Senior Note, FRN, 5.036%, (SOFR + 1.38%), 4/12/29 ...... United States 36,625,000 36,975,606
Senior Note, 4.868% to 7/11/28, FRN thereafter, 7/12/29 .... United States 16,910,000 16,911,986
b
I, Senior Note, FRN, 4.505%, (SOFR Index + 0.85%), 7/12/29 United States 12,685,000 12,704,197
b
I, Senior Note, FRN, 4.574%, (SOFR + 0.92%), 10/18/29 .... United States 34,870,000 34,973,747
b
State Street Bank & Trust Co. , Senior Note , FRN , 4.124% , ( SOFR
+ 0.46% ), 11/25/26 ................................. United States 13,804,000 13,813,343
b
State Street Corp. ,
Senior Note, FRN, 4.527%, (SOFR + 0.845%), 8/03/26 ..... United States 19,120,000 19,120,000
Senior Note, FRN, 4.293%, (SOFR + 0.64%), 10/22/27 ..... United States 15,722,000 15,770,373
Senior Note, FRN, 4.603%, ( SOFR + 0.95%), 4/24/28 ...... United States 13,530,000 13,587,344
UBS AG , Senior Note , 4.864% to 1/09/27, FRN thereafter ,
1/10/28 ......................................... Switzerland 17,235,000 17,262,736

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
a
UBS Group AG ,
Senior Bond, 144A, 4.282%, 1/09/28 ................... Switzerland 56,815,000 $ 56,544,129
Senior Bond, 144A, 3.869% to 1/11/28, FRN thereafter, 1/12/29 Switzerland 30,263,000 29,939,368
Senior Note, 144A, 6.327% to 12/21/26, FRN thereafter,
12/22/27 ........................................ Switzerland 18,300,000 18,420,234
Senior Note, 144A, 6.442% to 8/10/27, FRN thereafter, 8/11/28 Switzerland 27,242,000 27,733,985
901,964,001
Chemicals 0.2%
Nutrien Ltd. , Senior Note , 5.2% , 6/21/27 ..................
Canada 18,487,000 18,607,641
Commercial Services & Supplies 0.2%
Veralto Corp. , Senior Note , 5.5% , 9/18/26 .................
United States 27,009,000 27,025,255
Construction Materials 0.0%
†
Vulcan Materials Co. , Senior Bond , 3.9% , 4/01/27 ...........
United States 2,545,000 2,537,278
Consumer Finance 7.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note, 2.45%, 10/29/26 ........................ Ireland 38,416,000 38,246,701
Senior Note, 4.875%, 4/01/28 ........................ Ireland 36,926,000 37,009,413
Senior Note, 3%, 10/29/28 .......................... Ireland 45,493,000 43,745,248
Senior Note, 4.125%, 2/28/29 ........................ Ireland 20,035,000 19,676,605
American Express Co. ,
b
Senior Note, FRN, 4.667%, (SOFR Index + 1%), 2/16/28 .... United States 28,255,000 28,330,178
b
Senior Note, FRN, 4.571%, (SOFR + 0.93%), 7/26/28 ...... United States 18,958,000 19,038,143
Senior Note, 4.009% to 2/08/28, FRN thereafter, 2/09/29 .... United States 17,510,000 17,353,520
b
Senior Note, FRN, 4.26%, (SOFR + 0.59%), 2/09/29 ....... United States 17,510,000 17,526,678
b
Senior Note, FRN, 4.901%, (SOFR + 1.26%), 4/25/29 ...... United States 25,343,000 25,637,037
Senior Note, 4.351% to 7/19/28, FRN thereafter, 7/20/29 .... United States 34,727,000 34,533,159
Senior Note, 4.444% to 5/02/29, FRN thereafter, 5/03/30 .... United States 10,365,000 10,263,680
b
American Honda Finance Corp. ,
Senior Note, FRN, 4.288%, (SOFR + 0.62%), 12/11/26 ..... United States 18,335,000 18,350,385
Senior Note, FRN, 4.409%, ( SOFR + 0.73%), 8/13/27 ...... United States 26,500,000 26,552,451
Senior Note, FRN, 4.373%, (SOFR + 0.72%), 10/22/27 ..... United States 24,840,000 24,860,116
Senior Note, FRN, 4.491%, (SOFR + 0.82%), 3/03/28 ...... United States 36,865,000 36,901,527
Capital One Financial Corp. ,
Senior Bond, 4.1%, 2/09/27 .......................... United States 17,505,000 17,484,117
Senior Bond, 3.75%, 3/09/27 ......................... United States 23,725,000 23,644,930
Senior Note, 7.149% to 10/28/26, FRN thereafter, 10/29/27 .. United States 46,765,000 47,032,628
Senior Note, 4.927% to 5/09/27, FRN thereafter, 5/10/28 .... United States 32,804,000 32,868,873
Senior Note, 6.312% to 6/07/28, FRN thereafter, 6/08/29 .... United States 26,958,000 27,631,890
b
Caterpillar Financial Services Corp. ,
Senior Note, FRN, 4.346%, (SOFR + 0.69%), 10/16/26 ..... United States 14,073,000 14,087,895
Senior Note, FRN, 4.238%, ( SOFR + 0.56%), 11/15/27 ..... United States 36,989,000 37,117,654
Senior Note, FRN, 4.259%, (SOFR + 0.58%), 11/14/28 ..... United States 34,856,000 34,944,348
Senior Note, FRN, 4.154%, (SOFR + 0.49%), 2/23/29 ...... United States 33,871,000 33,858,019
General Motors Financial Co., Inc. ,
b
Senior Note, FRN, 5.031%, (SOFR Index + 1.35%), 5/08/27 . United States 1,850,000 1,858,969
Senior Note, 5.4%, 5/08/27 .......................... United States 2,436,000 2,451,711
b
Senior Note, FRN, 4.706%, ( SOFR Index + 1.05%), 7/15/27 . United States 21,495,000 21,544,898
Senior Note, 5.35%, 7/15/27 ......................... United States 16,833,000 16,970,079
b
John Deere Capital Corp. ,
Senior Note, FRN, 4.258%, (SOFR + 0.6%), 6/11/27 ....... United States 41,230,000 41,330,453
Senior Note, FRN, 4.159%, (SOFR + 0.5%), 3/06/28 ....... United States 37,895,000 37,959,636
Senior Note, FRN, 4.238%, (SOFR + 0.58%), 9/11/28 ...... United States 26,565,000 26,622,596

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
b
John Deere Capital Corp., (continued)
I, Senior Note, FRN, 4.209%, (SOFR + 0.55% ), 3/09/29 .... United States 26,250,000 $ 26,296,413
b
Toyota Motor Credit Corp. ,
Senior Note, FRN, 4.451%, (SOFR + 0.77%), 8/07/26 ...... United States 9,386,000 9,386,610
Senior Note, FRN, 4.167%, (SOFR + 0.5%), 11/18/27 ...... United States 35,000,000 34,991,765
Senior Note, FRN, 4.391%, (SOFR + 0.72%), 9/05/28 ...... United States 44,422,000 44,648,884
B, Senior Note, FRN, 4.097%, (SOFR Index + 0.45%), 1/12/28 United States 17,400,000 17,411,474
948,168,683
Consumer Staples Distribution & Retail 0.6%
a
Alimentation Couche-Tard, Inc. , Senior Note , 144A, 4.148% ,
9/29/28 ......................................... Canada 33,740,000 33,378,957
Kroger Co. (The) ,
Senior Bond, 2.65%, 10/15/26 ........................ United States 11,223,000 11,187,682
Senior Bond, 3.7%, 8/01/27 .......................... United States 28,895,000 28,684,310
73,250,949
Diversified REITs 0.1%
Simon Property Group LP , Senior Note , 3.375% , 12/01/27 .....
United States 18,340,000 18,073,518
Diversified Telecommunication Services 0.7%
AT&T, Inc. ,
Senior Bond, 4.25%, 3/01/27 ......................... United States 37,606,000 37,584,350
Senior Note, 3.8%, 2/15/27 .......................... United States 23,776,000 23,696,645
Senior Note, 2.3%, 6/01/27 .......................... United States 29,713,000 29,185,379
90,466,374
Electric Utilities 1.1%
Duke Energy Corp. , Senior Note , 4.85% , 1/05/27 ...........
United States 23,835,000 23,889,451
a
ENEL Finance International NV ,
Senior Note, 144A, 4.125%, 9/30/28 ................... Italy 6,555,000 6,469,248
Senior Note, 144A, 4.625%, 7/13/29 ................... Italy 9,500,000 9,428,599
Eversource Energy , Senior Note , 2.9% , 3/01/27 .............
United States 2,952,000 2,927,447
Georgia Power Co. ,
b
Senior Note, FRN, 3.937%, ( SOFR Index + 0.28%), 9/15/26 . United States 13,615,000 13,616,178
b
Senior Note, FRN, 4.096%, (SOFR Index + 0.42%), 11/22/27 United States 14,875,000 14,892,615
Senior Note, 4.6%, 6/15/29 .......................... United States 21,250,000 21,224,205
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 3.55%, 5/01/27 ......................... United States 7,304,000 7,257,369
Senior Note, 4.685%, 9/01/27 ........................ United States 6,105,000 6,116,026
b
Senior Note, FRN, 4.472%, (SOFR Index + 0.8%), 2/04/28 .. United States 18,145,000 18,218,635
Senior Note, 4.85%, 2/04/28 ......................... United States 8,804,000 8,842,667
Wisconsin Electric Power Co. , Senior Note , 3.95% , 3/01/29 ....
United States 10,460,000 10,305,794
143,188,234
Electrical Equipment 0.1%
Eaton Corp. , Senior Note , 3.95% , 3/06/29 .................
United States 15,670,000 15,400,964
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. ,
Senior Note, 3.8%, 11/15/27 ......................... United States 17,405,000 17,270,855
b
Senior Note, FRN, 4.208%, (SOFR + 0.53%), 11/15/27 ..... United States 6,110,000 6,120,205
Senior Note, 4.375%, 6/12/28 ........................ United States 31,515,000 31,436,753
54,827,813

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment 0.2%
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ....................... United States 5,155,000 $ 5,158,319
Senior Bond, 5.875%, 11/15/28 ....................... United States 18,251,000 18,761,000
23,919,319
Financial Services 1.2%
a
Nationwide Building Society ,
Senior Non-Preferred Note, 144A, 6.557% to 10/17/26, FRN
thereafter, 10/18/27 ................................ United Kingdom 52,821,000 53,014,440
b
Senior Non-Preferred Note, 144A, FRN, 4.957%, (SOFR +
2.58%), 2/16/28 .................................. United Kingdom 29,615,000 29,717,614
Senior Non-Preferred Note, 144A, 4.649% to 7/13/28, FRN
thereafter, 7/14/29 ................................. United Kingdom 14,858,000 14,842,195
b
Senior Non-Preferred Note, 144A, FRN, 4.716%, (SOFR +
1.07%), 7/14/29 .................................. United Kingdom 27,025,000 27,182,325
b
PayPal Holdings, Inc. , Senior Note , FRN , 4.329% , ( SOFR +
0.67% ), 3/06/28 ................................... United States 22,690,000 22,721,776
147,478,350
Food Products 1.0%
a,b
Cargill, Inc. , Senior Note , 144A, FRN , 4.28% , ( SOFR + 0.61% ),
2/11/28 ......................................... United States 31,820,000 31,889,145
a
Mars, Inc. , Senior Note , 144A, 4.45% , 3/01/27 .............. United States 31,738,000 31,802,848
McCormick & Co., Inc. , Senior Note , 4.15% , 2/15/29 .........
United States 12,605,000 12,415,927
Mondelez International, Inc. ,
Senior Bond, 4.125%, 5/07/28 ........................ United States 6,215,000 6,166,800
Senior Note, 4.25%, 5/06/28 ......................... United States 33,355,000 33,163,250
115,437,970
Ground Transportation 0.2%
Canadian Pacific Railway Co. , Senior Note , 4% , 3/15/29 ......
Canada 10,940,000 10,744,828
a
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 4.95% ,
7/23/29 ......................................... Ireland 12,640,000 12,614,517
23,359,345
Health Care Equipment & Supplies 0.1%
GE HealthCare Technologies, Inc. , Senior Note , 4.15% , 12/15/28
United States 6,100,000 6,029,581
Health Care Providers & Services 0.4%
CVS Health Corp. ,
Senior Bond, 4.3%, 3/25/28 .......................... United States 10,615,000 10,554,149
Senior Note, 3%, 8/15/26 ........................... United States 40,000,000 39,976,643
50,530,792
Hotels, Restaurants & Leisure 0.8%
Airbnb, Inc. , Senior Note , 4.4% , 3/16/29 ..................
United States 16,981,000 16,844,012
Hyatt Hotels Corp. , Senior Note , 5.75% , 1/30/27 ............
United States 44,899,000 45,105,130
Marriott International, Inc. ,
X, Senior Bond, 4%, 4/15/28 ......................... United States 13,174,000 13,050,835
Senior Note, 5.45%, 9/15/26 ......................... United States 2,202,000 2,202,482
Senior Note, 4.2%, 7/15/27 .......................... United States 28,399,000 28,329,590
a
Royal Caribbean Cruises Ltd. , Senior Note , 144A, 5.375% ,
7/15/27 ......................................... United States 5,919,000 5,929,850
111,461,899

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables 0.0%
†
Toll Brothers Finance Corp. , Senior Bond , 4.875% , 3/15/27 ....
United States 4,240,000 $ 4,245,271
Independent Power and Renewable Electricity Producers 0.2%
Constellation Energy Generation LLC ,
Senior Note, 3.9%, 1/08/28 .......................... United States 12,400,000 12,293,767
b
Senior Note, FRN, 4.258%, (SOFR + 0.6%), 1/08/28 ....... United States 13,020,000 13,038,232
25,331,999
Industrial Conglomerates 0.1%
a,b
Siemens Funding BV , Senior Note , 144A, FRN , 4.304% , ( SOFR +
0.64% ), 5/26/28 ................................... Germany 13,320,000 13,372,279
Insurance 6.6%
a
AEGON Funding Co. LLC , Senior Note , 144A, 5.5% , 4/16/27 .. United States 52,996,000 53,301,002
Arthur J Gallagher & Co. , Senior Note , 4.6% , 12/15/27 .......
United States 32,386,000 32,401,075
a
Athene Global Funding ,
b
Secured Note, 144A, FRN, 4.609%, (SOFR Index + 0.95%),
3/06/28 ......................................... United States 42,007,000 41,964,298
b
Secured Note, 144A, FRN, 4.666%, (SOFR Index + 1%),
9/18/28 ......................................... United States 22,450,000 22,317,548
Senior Secured Note, 144A, 4.86%, 8/27/26 ............. United States 28,083,000 28,093,108
Senior Secured Note, 144A, 4.95%, 1/07/27 ............. United States 36,150,000 36,227,363
Senior Secured Note, 144A, 5.349%, 7/09/27 ............ United States 26,457,000 26,653,844
Brown & Brown, Inc. , Senior Note , 4.6% , 12/23/26 ...........
United States 30,542,000 30,571,050
a
CNO Global Funding ,
Secured Note, 144A, 1.75%, 10/07/26 .................. United States 32,566,000 32,416,832
Secured Note, 144A, 4.875%, 12/10/27 ................. United States 11,296,000 11,295,659
a
Corebridge Global Funding ,
b
Senior Secured Note, 144A, FRN, 4.963%, (SOFR + 1.3%),
9/25/26 ......................................... United States 42,912,000 42,970,433
Senior Secured Note, 144A, 4.8%, 5/29/29 .............. United States 12,290,000 12,256,721
a
GA Global Funding Trust , Secured Note , 144A, 4.4% , 9/23/27 .. United States 30,700,000 30,568,964
b
Marsh & McLennan Cos., Inc. , Senior Note , FRN , 4.381% , ( SOFR
Index + 0.7% ), 11/08/27 ............................. United States 20,499,000 20,563,461
a,b
MassMutual Global Funding II , Secured Note , 144A, FRN ,
4.398% , ( SOFR + 0.74% ), 4/09/27 ..................... United States 33,620,000 33,715,659
a
Met Tower Global Funding ,
Senior Secured Note, 144A, 4%, 10/01/27 ............... United States 10,869,000 10,809,209
Senior Secured Note, 144A, 4%, 1/14/29 ................ United States 21,755,000 21,404,040
a
Metropolitan Life Global Funding I ,
b
Secured Note, 144A, FRN, 4.368%, (SOFR Index + 0.7%),
6/11/27 ......................................... United States 30,442,000 30,539,289
Secured Note, 144A, 4.15%, 8/25/28 ................... United States 17,750,000 17,586,927
b
Secured Note, 144A, FRN, 4.364%, (SOFR + 0.7%), 8/25/28 United States 37,858,000 37,959,288
a,b
New York Life Global Funding ,
Secured Note, 144A, FRN, 4.301%, (SOFR + 0.66%), 7/25/28 United States 26,585,000 26,640,263
Senior Secured Note, 144A, FRN, 4.331%, ( SOFR + 0.67%),
4/02/27 ......................................... United States 47,790,000 47,904,655
Senior Secured Note, 144A, FRN, 4.521%, (SOFR + 0.88%),
4/25/28 ......................................... United States 22,555,000 22,706,149
a
Northwestern Mutual Global Funding ,
b
Secured Note, 144A, FRN, 4.324%, ( SOFR + 0.66%), 8/25/28 United States 30,931,000 30,977,069
Senior Secured Note, 144A, 4.49%, 3/21/28 ............. United States 16,820,000 16,819,246
a,b
Pacific Life Global Funding II , Secured Note , 144A, FRN , 4.522% ,
( SOFR + 0.85% ), 2/05/27 ............................ United States 2,634,000 2,640,552
a
Principal Life Global Funding II ,
Secured Note, 144A, 4.6%, 8/19/27 .................... United States 9,381,000 9,398,700

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
a
Principal Life Global Funding II, (continued)
b
Secured Note, 144A, FRN, 4.477%, (SOFR + 0.81%), 8/18/28 United States 22,125,000 $ 22,184,359
a
Protective Life Global Funding ,
Secured Note, 144A, 4.992%, 1/12/27 .................. United States 14,470,000 14,519,454
Secured Note, 144A, 4.335%, 9/13/27 .................. United States 28,010,000 27,923,313
Secured Note, 144A, 4.161%, 1/15/29 .................. United States 31,940,000 31,426,815
826,756,345
Interactive Media & Services 0.1%
Meta Platforms, Inc. , Senior Note , 3.5% , 8/15/27 ............
United States 6,865,000 6,806,679
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 18,540,000 18,546,219
Machinery 0.6%
a
Daimler Truck Finance North America LLC ,
Senior Note, 144A, 5%, 1/15/27 ...................... Germany 15,725,000 15,771,035
Senior Note, 144A, 4.3%, 8/12/27 ..................... Germany 16,805,000 16,771,164
b
Senior Note, 144A, FRN, 4.613%, (SOFR + 0.96%), 9/25/27 . Germany 24,088,000 24,192,808
b
Senior Note, 144A, FRN, 4.487%, (SOFR + 0.84%), 1/13/28 . Germany 13,552,000 13,592,824
Senior Note, 144A, 4.15%, 1/12/29 .................... Germany 8,670,000 8,542,044
78,869,875
Metals & Mining 0.4%
a,b
Glencore Funding LLC ,
Senior Note, 144A, FRN, 4.411%, (SOFR Index + 0.75%),
10/01/26 ........................................ Australia 18,325,000 18,336,957
Senior Note, 144A, FRN, 4.709%, (SOFR Index + 1.06%),
4/04/27 ......................................... Australia 19,449,000 19,529,947
b
Rio Tinto Finance USA plc , Senior Note , FRN , 4.497% , ( SOFR
Index + 0.84% ), 3/14/28 ............................. Australia 13,620,000 13,709,003
51,575,907
Multi-Utilities 1.0%
Ameren Corp. , Senior Note , 5.7% , 12/01/26 ...............
United States 27,537,000 27,627,123
Dominion Energy, Inc. , Senior Note , 4.6% , 5/15/28 ..........
United States 11,840,000 11,823,652
DTE Energy Co. ,
Senior Note, 4.95%, 7/01/27 ......................... United States 32,598,000 32,729,391
Senior Note, 4.875%, 6/01/28 ........................ United States 11,905,000 11,940,909
NiSource, Inc. , Senior Note , 3.49% , 5/15/27 ...............
United States 13,648,000 13,551,733
b
Sempra, Inc. , Senior Note , FRN , 4.329% , ( SOFR Index + 0.67% ),
1/07/28 ......................................... United States 8,350,000 8,378,730
Southern Co. Gas Capital Corp. , A , Senior Note , 4.05% , 9/15/28
United States 5,710,000 5,643,337
WEC Energy Group, Inc. , Senior Note , 5.6% , 9/12/26 ........
United States 13,357,000 13,371,154
125,066,029
Office REITs 0.3%
Boston Properties LP , Senior Bond , 2.75% , 10/01/26 .........
United States 32,844,000 32,759,342
Oil, Gas & Consumable Fuels 0.9%
b
Chevron USA, Inc. ,
Senior Note, FRN, 4.134%, (SOFR Index + 0.47%), 2/26/28 . United States 18,155,000 18,200,044
Senior Note, FRN, 4.249%, (SOFR + 0.57%), 8/13/28 ...... United States 22,140,000 22,263,953
Energy Transfer LP , Senior Bond , 4.4% , 3/15/27 ............
United States 5,277,000 5,276,903
Enterprise Products Operating LLC , Senior Note , 4.3% , 6/20/28
United States 17,653,000 17,570,766

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc. , Senior Note , 1.75% , 11/15/26 ..........
United States 6,750,000 $ 6,700,251
ONEOK, Inc. ,
Senior Note, 5.55%, 11/01/26 ........................ United States 31,282,000 31,350,862
Senior Note, 5.65%, 11/01/28 ........................ United States 2,243,000 2,282,807
Phillips 66 Co. , Senior Note , 3.55% , 10/01/26 ..............
United States 10,623,000 10,610,059
114,255,645
Paper & Forest Products 0.1%
a
Georgia-Pacific LLC , Senior Note , 144A, 4.4% , 6/30/28 ....... United States 9,748,000 9,708,017
Personal Care Products 0.1%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/27 .......
United States 17,854,000 17,735,336
Pharmaceuticals 1.2%
Eli Lilly & Co. ,
b
Senior Note, FRN, 4.026%, (SOFR Index + 0.35%), 5/20/28 . United States 25,650,000 25,704,201
Senior Note, 4%, 10/15/28 .......................... United States 17,690,000 17,540,866
b
Senior Note, FRN, 4.186%, (SOFR + 0.53%), 10/15/28 ..... United States 44,240,000 44,378,489
b
Merck & Co., Inc. , Senior Note , FRN , 4.227% , ( SOFR + 0.57% ),
3/15/29 ......................................... United States 26,235,000 26,323,790
b
Novartis Capital Corp. ,
Senior Note, FRN, 4.192%, (SOFR + 0.52%), 11/05/28 ..... United States 21,785,000 21,857,475
Senior Note, FRN, 4.307%, (SOFR Index + 0.65%), 3/16/29 . United States 21,780,000 21,881,139
157,685,960
Residential REITs 0.3%
Camden Property Trust , Senior Note , 5.85% , 11/03/26 ........
United States 41,027,000 41,144,564
Semiconductors & Semiconductor Equipment 0.5%
Broadcom, Inc. , Senior Note , 4.8% , 4/15/28 ...............
United States 13,762,000 13,791,031
NVIDIA Corp. , Senior Note , 4.35% , 6/15/29 ................
United States 53,115,000 52,611,595
66,402,626
Software 0.6%
b
Oracle Corp. , Senior Note , FRN , 4.432% , ( SOFR + 0.76% ),
8/03/28 ......................................... United States 27,827,000 27,491,638
Salesforce, Inc. , Senior Note , 4.5% , 3/15/28 ...............
United States 21,750,000 21,708,501
Synopsys, Inc. ,
Senior Note, 4.55%, 4/01/27 ......................... United States 12,133,000 12,149,210
Senior Note, 4.65%, 4/01/28 ......................... United States 8,455,000 8,446,096
69,795,445
Specialized REITs 0.7%
American Tower Corp. ,
Senior Bond, 3.375%, 10/15/26 ....................... United States 9,406,000 9,388,859
Senior Note, 2.75%, 1/15/27 ......................... United States 10,000,000 9,926,465
Senior Note, 3.65%, 3/15/27 ......................... United States 34,559,000 34,412,578
b
Public Storage Operating Co. , Senior Note , FRN , 4.356% , ( SOFR
Index + 0.7% ), 4/16/27 .............................. United States 41,947,000 42,046,041
95,773,943
Specialty Retail 0.3%
Home Depot, Inc. (The) , Senior Note , 3.75% , 9/15/28 ........
United States 8,840,000 8,729,201

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail (continued)
Lowe's Cos., Inc. , Senior Note , 4% , 10/15/28 ..............
United States 30,403,000 $ 29,988,219
38,717,420
Tobacco 1.8%
BAT Capital Corp. ,
Senior Note, 3.215%, 9/06/26 ........................ United Kingdom 21,935,000 21,911,050
Senior Note, 4.7%, 4/02/27 .......................... United Kingdom 19,374,000 19,405,186
Senior Note, 3.557%, 8/15/27 ........................ United Kingdom 40,569,000 40,179,921
Philip Morris International, Inc. ,
Senior Note, 4.375%, 11/01/27 ....................... United States 24,295,000 24,262,780
Senior Note, 5.125%, 11/17/27 ....................... United States 21,927,000 22,089,159
b
Senior Note, FRN, 4.481%, (SOFR + 0.83%), 4/28/28 ...... United States 45,700,000 46,000,316
b
Senior Note, FRN, 4.301%, (SOFR + 0.66%), 10/27/28 ..... United States 33,077,000 33,145,667
Senior Note, 4.125%, 4/27/29 ........................ United States 17,250,000 17,005,805
223,999,884
Total Corporate Bonds (Cost $10,667,673,575) ................................
10,666,625,242
U.S. Government and Agency Securities 2.1%
U.S. Treasury Notes ,
3.375%, 2/29/28 .................................. United States 130,330,000 128,629,600
3.75%, 4/30/28 ................................... United States 137,700,000 136,540,846
Total U.S. Government and Agency Securities (Cost $266,377,609) ..............
265,170,446
Asset-Backed Securities 3.2%
Automobiles 0.2%
Volkswagen Auto Loan Enhanced Trust ,
2023-1, A3, 5.02%, 6/20/28 .......................... United States 1,749,168 1,754,077
2024-1, A2A, 4.65%, 11/22/27 ........................ United States 1,028,130 1,028,577
c
2025-1, A2B, FRN, 4.061%, (30-day SOFR Average + 0.44%),
1/20/28 ......................................... United States 2,875,676 2,876,432
c
2025-2, A2B, FRN, 3.991%, (30-day SOFR Average + 0.37%),
8/21/28 ......................................... United States 19,603,768 19,610,751
25,269,837
a a a a a a
Banks 0.2%
Capital One Multi-Asset Execution Trust , 2019-A3 , A3 , 2.06% ,
8/15/28 . ......................................... United States 28,683,000 28,661,815
Consumer Finance 2.1%
American Express Credit Account Master Trust , 2023-3 , A , 5.23% ,
9/15/28 . ......................................... United States 30,741,000 30,791,981
Capital One Prime Auto Receivables Trust ,
2023-1, A3, 4.87%, 2/15/28 .......................... United States 1,139,603 1,141,026
c
2025-1, A2B, FRN, 3.955%, (30-day SOFR Average + 0.33%),
1/16/29 ......................................... United States 41,795,879 41,806,428
GM Financial Consumer Automobile Receivables Trust ,
2023-2, A3, 4.47%, 2/16/28 .......................... United States 2,575,191 2,576,545
2024-1, A3, 4.85%, 12/18/28 ......................... United States 4,860,707 4,874,141
2024-4, A3, 4.4%, 8/16/29 ........................... United States 11,163,392 11,176,087
c
2026-2, A2B, FRN, 4.024%, (30-day SOFR Average + 0.4%),
5/16/29 ......................................... United States 19,441,000 19,457,435
c
Harley-Davidson Motorcycle Trust , 2025-A , A2B , FRN , 4.285% ,
( 30-day SOFR Average + 0.66% ), 7/17/28 . ............... United States 4,388,303 4,389,387

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Consumer Finance (continued)
Hyundai Auto Receivables Trust ,
2023-B, A3, 5.48%, 4/17/28 .......................... United States 7,855,828 $ 7,878,906
2025-B, A2A, 4.45%, 8/15/28 ......................... United States 1,287,434 1,288,715
c
2025-B, A2B, FRN, 4.005%, (30-day SOFR Average + 0.38%),
8/15/28 ......................................... United States 5,851,971 5,853,662
c
2026-A, A2B, FRN, 3.965%, (30-day SOFR Average + 0.34%),
2/15/29 ......................................... United States 15,566,000 15,571,934
Nissan Auto Receivables Owner Trust ,
c
2025-A, A2B, FRN, 4.075%, (30-day SOFR Average + 0.45%),
2/15/28 ......................................... United States 8,833,060 8,837,871
2025-B, A2A, 4%, 7/17/28 ........................... United States 31,243,439 31,222,146
Toyota Auto Receivables Owner Trust ,
2023-B, A3, 4.71%, 2/15/28 .......................... United States 2,570,785 2,574,812
2024-A, A3, 4.83%, 10/16/28 ......................... United States 1,598,604 1,603,557
c
2025-C, A2B, FRN, 3.925%, (30-day SOFR Average + 0.3%),
6/15/28 ......................................... United States 3,780,209 3,781,091
c
2025-D, A2B, FRN, 3.945%, (30-day SOFR Average + 0.32%),
8/15/28 ......................................... United States 24,156,449 24,165,979
2026-A, A2A, 3.8%, 12/15/28 ......................... United States 23,375,315 23,335,497
World Omni Auto Receivables Trust ,
2024-A, A3, 4.86%, 3/15/29 .......................... United States 6,413,773 6,434,655
c
2026-A, A2B, FRN, 3.935%, (30-day SOFR Average + 0.31%),
4/16/29 ......................................... United States 16,000,000 16,000,275
264,762,130
a a a a a a
Financial Services 0.7%
c
Ameriquest Mortgage Securities, Inc. , 2005-R9 , M1 , FRN ,
4.544% , ( 1-month SOFR + 0.819% ), 11/25/35 . ............ United States 599,089 596,832
a,c
BofA Auto Trust ,
2025-1A, A2B, 144A, FRN, 4.171%, ( 30-day SOFR Average +
0.55%), 11/22/27 .................................. United States 238,215 238,236
2026-1A, A2B, 144A, FRN, 4.075%, (30-day SOFR Average +
0.45%), 11/15/28 .................................. United States 15,950,000 15,963,514
c
Carrington Mortgage Loan Trust , 2007-HE1 , A3 , FRN , 4.029% ,
( 1-month SOFR + 0.494% ), 6/25/37 . ................... United States 457,062 455,203
c
Ford Credit Auto Owner Trust ,
2025-B, A2B, FRN, 3.925%, (30-day SOFR Average + 0.3%),
6/15/28 ......................................... United States 15,531,786 15,531,198
2026-A, A2B, FRN, 4.055%, ( 30-day SOFR Average + 0.43%),
1/15/29 ......................................... United States 9,079,000 9,092,904
Honda Auto Receivables Owner Trust ,
2024-1, A3, 5.21%, 8/15/28 .......................... United States 3,358,176 3,373,392
2025-4, A2A, 4.04%, 6/15/28 ......................... United States 41,107,126 41,095,044
c
Long Beach Mortgage Loan Trust , 2004-1 , M1 , FRN , 4.589% ,
( 1-month SOFR + 0.864% ), 2/25/34 . ................... United States 143,412 142,405
c
Nationstar Home Equity Loan Trust , 2007-B , 2AV4 , FRN , 4.479% ,
( 1-month SOFR + 0.754% ), 4/25/37 . ................... United States 1,352,265 1,347,183
c
RAMP Trust , 2006-EFC2 , A4 , FRN , 4.279% , ( 1-month SOFR +
0.554% ), 12/25/36 . ................................. United States 12,034 12,032
c
RASC Trust , 2005-KS1 , M2 , FRN , 4.964% , ( 1-month SOFR +
0.864% ), 2/25/35 . ................................. United States 281,281 279,988
a
USB Auto Owner Trust , 2025-1A , A2 , 144A, 4.51% , 6/15/28 . ... United States 3,744,776 3,746,567
91,874,498
a a a a a a
Total Asset-Backed Securities (Cost $410,535,907) ............................
410,568,280

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities 1.8%
Financial Services 1.8%
a,d
Angel Oak Mortgage Trust ,
2019-5, A1, 144A, FRN, 2.593%, 10/25/49 ............... United States 83,162 $ 82,724
2020-3, A1, 144A, FRN, 1.691%, 4/25/65 ................ United States 4,448,162 4,264,069
a,d
Arroyo Mortgage Trust ,
2019-2, A1, 144A, FRN, 3.347%, 4/25/49 ................ United States 1,399,339 1,356,780
2019-3, A1, 144A, FRN, 2.962%, 10/25/48 ............... United States 2,122,962 2,050,046
a
BRAVO Residential Funding Trust ,
d
2021-NQM1, A1, 144A, FRN, 0.941%, 2/25/49 ............ United States 1,471,307 1,384,366
d
2021-NQM2, A1, 144A, FRN, 0.97%, 3/25/60 ............. United States 309,947 307,878
2023-NQM4, A1, 144A, 6.435%, 5/25/63 ................ United States 7,845,263 7,825,719
2024-NQM5, A1, 144A, 5.803%, 6/25/64 ................ United States 6,058,887 6,081,951
a,d
COLT Funding LLC , 2021-3R , A1 , 144A, FRN , 1.051% , 12/25/64 United States 1,247,565 1,142,808
a,d
CSMC Trust , 2020-AFC1 , A1 , 144A, FRN , 3.24% , 2/25/50 ..... United States 4,173,109 3,985,538
a
Ellington Financial Mortgage Trust ,
d
2019-2, A1, 144A, FRN, 2.739%, 11/25/59 ............... United States 678,165 661,818
d
2020-2, A1, 144A, FRN, 1.178%, 10/25/65 ............... United States 487,041 466,295
2024-INV1, A1A, 144A, 6.557%, 3/25/69 ................ United States 2,218,683 2,232,677
a,c
FHLMC STACR REMIC Trust , 2025-DNA3 , A1 , 144A, FRN ,
4.566% , ( 30-day SOFR Average + 0.95% ), 9/25/45 ........ United States 8,822,500 8,832,387
a,c
FNMA Connecticut Avenue Securities Trust , 2025-R04 , 1A1 ,
144A, FRN , 4.616% , ( 30-day SOFR Average + 1% ), 5/25/45 . United States 1,677,269 1,679,428
a,d
Galton Funding Mortgage Trust , 2019-2 , A22 , 144A, FRN , 3.5% ,
6/25/59 ......................................... United States 1,221,406 1,085,201
a,d
GCAT Trust , 2019-NQM3 , A1 , 144A, FRN , 3.686% , 11/25/59 ... United States 673,781 661,435
a,d
GS Mortgage-Backed Securities Trust , 2020-NQM1 , A1 , 144A,
FRN , 1.382% , 9/27/60 .............................. United States 584,293 567,908
a
Imperial Fund Mortgage Trust ,
2022-NQM2, A1, 144A, 4.638%, 3/25/67 ................ United States 5,869,812 5,570,435
2023-NQM1, A1, 144A, 5.941%, 2/25/68 ................ United States 6,476,900 6,463,191
a,d
J.P. Morgan Mortgage Trust , 2025-NQM2 , A1 , 144A, FRN ,
5.567% , 9/25/65 ................................... United States 10,967,378 10,965,325
a,d
MFA Trust ,
2020-NQM1, A1, 144A, FRN, 2.479%, 3/25/65 ............ United States 385,790 377,090
2021-NQM1, A1, 144A, FRN, 1.153%, 4/25/65 ............ United States 2,531,528 2,390,397
a
New Residential Mortgage Loan Trust ,
c
2018-4A, A1S, 144A, FRN, 4.589%, (1-month SOFR + 0.864%),
1/25/48 ......................................... United States 1,724,909 1,706,459
d
2019-NQM4, A1, 144A, FRN, 2.492%, 9/25/59 ............ United States 895,855 863,353
d
2020-NQM1, A1, 144A, FRN, 2.464%, 1/26/60 ............ United States 762,771 714,108
a
OBX Trust ,
d
2020-EXP2, A8, 144A, FRN, 3%, 5/25/60 ................ United States 748,242 637,507
c
2020-EXP3, 2A1, 144A, FRN, 4.739%, (1-month SOFR +
1.014%), 1/25/60 .................................. United States 129,967 130,114
a,d
SG Residential Mortgage Trust , 2022-1 , A1 , 144A, FRN , 3.952% ,
3/27/62 ......................................... United States 2,078,759 1,941,700
a,d
STAR Trust , 2021-1 , A1 , 144A, FRN , 1.219% , 5/25/65 ........ United States 2,308,996 2,170,610
a,d
Starwood Mortgage Residential Trust ,
2021-4, A1, 144A, FRN, 1.162%, 8/25/56 ................ United States 5,296,029 4,704,659
2022-2, A1, 144A, FRN, 4.179%, 2/25/67 ................ United States 5,592,911 5,304,570
a,c
Station Place Securitization Trust ,
2025-3, A, 144A, FRN, 4.593%, (1-month SOFR + 0.9%),
9/23/26 ......................................... United States 37,820,000 38,010,129
2025-7, A, 144A, FRN, 4.593%, (1-month SOFR + 0.9%),
11/24/26 ........................................ United States 41,468,000 41,689,389
2026-2, A, 144A, FRN, 4.526%, (1-month SOFR + 0.85%),
8/23/27 ......................................... United States 44,930,000 45,029,385

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
a
Towd Point Mortgage Trust ,
c
2019-HY1, A1, 144A, FRN, 4.839%, (1-month SOFR + 1.114%),
10/25/48 ........................................ United States 1,425,466 $ 1,428,043
c
2019-HY2, A1, 144A, FRN, 4.839%, (1-month SOFR + 1.114%),
5/25/58 ......................................... United States 200,632 203,335
d
2022-SJ1, A1B, 144A, FRN, 3.612%, 3/25/62 ............. United States 1,578,127 1,557,658
a,d
Verus Securitization Trust , 2026-R6 , A1 , 144A, FRN , 5.765% ,
7/25/68 ......................................... United States 11,154,000 11,188,350
227,714,835
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $230,126,793) ..............
227,714,835
Agency Commercial Mortgage-Backed Securities 0.0%
Financial Services 0.0%
†
FHLMC ,
3316, CD, 5.5%, 5/15/37 ............................ United States 14,891 15,130
3539, PM, 4.5%, 5/15/37 ............................ United States 3,445 3,236
3611, Strip, 7/15/34 ................................ United States 9,933 8,792
3724, CM, 5.5%, 6/15/37 ............................ United States 36,719 37,221
FNMA ,
c
2005-63, FC, FRN, 3.981%, (30-day SOFR Average + 0.364%),
10/25/31 ........................................ United States 108,742 108,046
c
2006-74, FL, FRN, 4.081%, ( 30-day SOFR Average + 0.464%),
8/25/36 ......................................... United States 48,590 48,229
2010-81, AP, 2.5%, 7/25/40 .......................... United States 7,779 7,442
c
2010-90, GF, FRN, 4.231%, (30-day SOFR Average + 0.614%),
8/25/40 ......................................... United States 130,841 130,073
2011-60, PA, 4%, 10/25/39 ........................... United States 2,622 2,425
GNMA , 2009-32 , AB , 4% , 5/16/39 .......................
United States 2,497 2,440
363,034
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $370,478) .........
363,034
Total Long Term Investments (Cost $11,575,084,362) ..........................
11,570,441,837
a
Short Term Investments 8.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Certificates of Deposit 1.1%
Banco Bilbao Vizcaya Argentaria, 4.24%, 3/23/27 ........... Spain 26,140,000 26,120,508
Intesa Sanpaolo SpA ,
4.4%, 8/19/26 ...................................... Italy 44,205,000 44,214,906
4.06%, 10/09/26 .................................... Italy 23,500,000 23,501,236
4.05%, 1/14/27 ..................................... Italy 46,645,000 46,588,392
114,304,534
Total Certificates of Deposit (Cost $140,491,630) ..............................
140,425,042
a a a
Commercial Papers 7.2%
a,e
AES Corp. (The) , 144A, 4.1% , 8/03/26 ................... United States 40,825,000 40,811,067
a,e
Alexandria Real Estate Equities, Inc. , 144A, 3.88% , 8/03/26 ... United States 22,910,000 22,902,602
a,e
AutoNation, Inc. , 144A, 4.1% , 8/03/26 .................... United States 120,070,000 120,029,020
a,e
AvalonBay Communities, Inc. , 144A, 3.88% , 8/03/26 ......... United States 14,670,000 14,665,254

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
a,e
Bayer Corp. , 144A, 4.27% , 12/09/26 ..................... United States 25,140,000 $ 24,755,016
a,e
Bunge Ltd. Finance Corp. ,
144A, 3.94%, 8/06/26 ................................ United States 25,175,000 25,158,498
144A, 3.96%, 8/10/26 ................................ United States 31,435,000 31,400,472
56,558,970
a,e
Essex Portfolio LP , 144A, 4% , 8/12/26 .................... United States 17,000,000 16,977,354
a,e
Extra Space Storage LP ,
144A, 3.91%, 8/06/26 ................................ United States 27,345,000 27,327,212
144A, 3.99%, 8/26/26 ................................ United States 29,465,000 29,380,380
56,707,592
a,e
HCA, Inc. ,
144A, 4.1%, 8/03/26 ................................. United States 75,025,000 74,999,386
144A, 4.16%, 8/07/26 ................................ United States 21,905,000 21,887,281
144A, 4.18%, 8/10/26 ................................ United States 21,710,000 21,684,834
118,571,501
a,e
Honeywell Aerospace, Inc. , 144A, 3.89% , 8/04/26 ........... United States 4,930,000 4,927,870
a,e
Huntington Ingalls Industries, Inc. , 144A, 4.1% , 8/03/26 ....... United States 39,765,000 39,751,412
a,e
Intercontinental Exchange, Inc. , 144A, 3.97% , 8/05/26 ........ United States 20,090,000 20,078,930
e
Macquarie Group Ltd. , 4.16% , 12/14/26 ................... Australia 27,880,000 27,448,451
a,e
Mid-America Apartments LP ,
144A, 3.91%, 8/06/26 ................................ United States 23,295,000 23,279,847
144A, 3.93%, 8/11/26 ................................ United States 14,545,000 14,527,560
144A, 3.93%, 8/12/26 ................................ United States 18,075,000 18,051,338
144A, 3.94%, 8/13/26 ................................ United States 25,645,000 25,608,597
144A, 3.94%, 8/14/26 ................................ United States 8,000,000 7,987,760
89,455,102
a,e
O'Reilly Automotive, Inc. ,
144A, 3.9%, 8/05/26 ................................. United States 24,215,000 24,201,897
144A, 3.91%, 8/07/26 ................................ United States 44,230,000 44,196,372
68,398,269
e
Penske Corp. , 4.07% , 8/20/26 .......................... United States 16,710,000 16,672,274
e
Penske Truck Leasing Co. LP ,
4.03%, 8/11/26 ..................................... United States 21,505,000 21,478,581
4.07%, 8/18/26 ..................................... United States 15,000,000 14,969,559
36,448,140
e
Ryder System, Inc. , 3.91% , 8/07/26 ...................... United States 13,665,000 13,654,611
a,e
Simon Property Group LP ,
144A, 3.89%, 8/04/26 ................................ United States 19,590,000 19,581,535
144A, 3.94%, 8/13/26 ................................ United States 11,895,000 11,878,082
31,459,617
a,b
Sumitomo Mitsui Banking Corp. , 144A, 4.05% , 12/11/26 ...... Japan 35,650,000 35,686,791
a,e
Targa Resources Corp. , 144A, 3.85% , 8/03/26 ............. United States 36,230,000 36,218,370
a,e
UDR, Inc. , 144A, 3.89% , 8/04/26 ........................ United States 22,745,000 22,735,172
Total Commercial Papers (Cost $915,015,671) ................................
914,913,385

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short Duration Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 0.0%
†
f,g
Putnam Short Term Investment Fund, Class P, 3.819% ....... United States 15,131 $ 15,131
Total Management Investment Companies (Cost $15,131) ......................
15,131
Principal
Amount
*
Repurchase Agreements 0.2%
h
Tri-party repurchase agreement, 3.85%, 8/03/26 (Maturity Value
$ 25,008,021)
RBC Capital Markets LLC (perpetual maturity) Collateralized
by Corporate Bonds, 1.75% - 8.113%, 6/15/29 - 2/15/55, and
Commercial Paper, 0%, 11/3/26 (valued at $26,258,423) .... 25,000,000 25,000,000
Total Repurchase Agreements (Cost $25,000,000) .............................
25,000,000
Total Short Term Investments (Cost $1,080,522,432 ) ...........................
1,080,353,558
a
Total Investments (Cost $12,655,606,794) 99.5% ..............................
$12,650,795,395
Other Assets, less Liabilities 0.5% ...........................................
66,396,862
Net Assets 100.0% .........................................................
$12,717,192,257
a a a
See Abbreviations on page 58 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2026, the aggregate value of these securities was $4,816,879,004, representing 37.9% of net assets.
b
The coupon rate shown represents the rate at period end.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
e
The rate shown represents the yield at period end.
f
See Note 3(g) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(b) regarding repurchase agreement.

Putnam Funds Trust
Financial Highlights
Putnam Ultra Short MAC Series
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
Year Ended
July 31, 2023
a
2026 2025 2024
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $10.06 $10.05 $10.00 $10.00
Income from investment operations
b
:
Net investment income
c
...................................... 0.45 0.53 0.57 0.11
Net realized and unrealized gains (losses) ........................ (0.02) 0.02 0.05 —
d
Total from investment operations ................................. 0.43 0.55 0.62 0.11
Less distributions from:
Net investment income ....................................... (0.46) (0.53) (0.57) (0.11)
Net realized gains .......................................... (—)
d
(0.01) — —
Total distributions ............................................ (0.46) (0.54) (0.57) (0.11)
Net asset value, end of year .................................... $10.03 $10.06 $10.05 $10.00
Total return
e
................................................ 4.41% 5.57% 6.43% 1.04%
Ratios to average net assets
Expenses before waiver and payments by affiliates ................... 0.39% 0.49% 1.86% 1.01%
f
Expenses net of waiver and payments by affiliates .................... —% —%
g
—%
g,h
—%
f,g
Net investment income ........................................ 4.47% 5.24% 5.71% 1.05%
f
Supplemental data
Net assets, end of year (000’s) .................................. $59,555 $26,197 $27,739 $10,208
Portfolio turnover rate ......................................... 39% 37% 46% 6%
a
For the period May 25, 2023 (commencement of operations) to July 31, 2023.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratio is not annualized for the period.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Putnam Funds Trust
Schedule of Investments, July 31, 2026
Putnam Ultra Short MAC Series
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 80.0%
Aerospace & Defense 1.7%
a
BAE Systems plc , Senior Note , 144A, 5% , 3/26/27 .......... United Kingdom 200,000 $ 200,762
Boeing Co. (The) ,
Senior Note , 2.7% , 2/01/27 .......................... United States 121,000 120,030
Senior Note , 5.04% , 5/01/27 ......................... United States 179,000 179,548
Senior Note , 6.259% , 5/01/27 ........................ United States 90,000 91,068
a
Honeywell Aerospace, Inc. ,
Senior Note , 144A, 3.9% , 3/16/28 ..................... United States 177,000 175,045
b
Senior Note , 144A, FRN , 4.287% , ( SOFR Index + 0.63% ),
3/16/29 ......................................... United States 117,000 116,962
RTX Corp. , Senior Bond , 3.125% , 5/04/27 .................
United States 146,000 144,732
1,028,147
Automobiles 4.5%
a
BMW US Capital LLC ,
b
Senior Note , 144A, FRN , 4.479% , ( SOFR Index + 0.8% ),
8/13/26 ......................................... Germany 41,000 41,005
Senior Note , 144A, 4.65% , 3/19/27 .................... Germany 364,000 364,720
b
Senior Note , 144A, FRN , 4.599% , ( SOFR Index + 0.92% ),
8/13/27 ......................................... Germany 106,000 106,555
b
Senior Note , 144A, FRN , 4.456% , ( SOFR + 0.79% ), 3/17/28 . Germany 100,000 100,579
b
Senior Note , 144A, FRN , 4.574% , ( SOFR Index + 0.92% ),
3/21/28 ......................................... Germany 140,000 140,882
a
Hyundai Capital America ,
b
Senior Note , 144A, FRN , 4.694% , ( SOFR + 1.04% ), 3/19/27 . United States 238,000 238,672
Senior Note , 144A, 5.3% , 3/19/27 ..................... United States 300,000 301,551
Senior Note , 144A, 4.85% , 3/25/27 .................... United States 40,000 40,091
b
Senior Note , 144A, FRN , 4.704% , ( SOFR + 1.04% ), 6/24/27 . United States 62,000 62,272
b
Senior Note , 144A, FRN , 4.694% , ( SOFR + 1.03% ), 9/24/27 . United States 68,000 68,348
Senior Note , 144A, 4.6% , 4/06/28 ..................... United States 127,000 126,579
a
Mercedes-Benz Finance North America LLC ,
Senior Note , 144A, 4.75% , 8/01/27 .................... Germany 300,000 300,707
b
Senior Note , 144A, FRN , 4.379% , ( SOFR + 0.71% ), 3/10/28 . Germany 40,000 40,033
a
Volkswagen Group of America Finance LLC ,
Senior Note , 144A, 4.9% , 8/14/26 ..................... Germany 400,000 400,053
Senior Note , 144A, 4.45% , 9/11/27 .................... Germany 300,000 299,013
2,631,060
Banks 37.8%
a
ABN AMRO Bank NV ,
Senior Non-Preferred Note , 144A, 6.339% to 9/17/26, FRN
thereafter , 9/18/27 ................................. Netherlands 300,000 300,646
Senior Non-Preferred Note , 144A, 4.988% to 12/02/27, FRN
thereafter , 12/03/28 ................................ Netherlands 200,000 200,848
a ,b
ANZ New Zealand Int'l Ltd. , Senior Note , 144A, FRN , 4.263% ,
( SOFR + 0.61% ), 1/22/29 ............................ New Zealand 200,000 200,082
a ,b
Australia & New Zealand Banking Group Ltd. , Senior Note , 144A,
FRN , 4.336% , ( SOFR + 0.68% ), 7/16/27 ................ Australia 200,000 200,694
Banco Bilbao Vizcaya Argentaria SA ,
Senior Non-Preferred Note , 6.138% to 9/13/27, FRN thereafter ,
9/14/28 ......................................... Spain 400,000 406,601
Senior Non-Preferred Note , 4.15% , 3/03/29 .............. Spain 75,000 73,783
b
Senior Non-Preferred Note , FRN , 4.541% , ( SOFR + 0.88% ),
3/03/29 ......................................... Spain 200,000 200,586
Banco Santander SA ,
Senior Non-Preferred Note , 5.552% to 3/13/27, FRN thereafter ,
3/14/28 ......................................... Spain 200,000 201,095

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short MAC Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Banco Santander SA, (continued)
b
Senior Preferred Note , FRN , 4.766% , ( SOFR + 1.12% ),
7/15/28 ......................................... Spain 200,000 $ 201,105
b
Bank of America Corp. ,
Senior Note , FRN , 4.722% , ( SOFR + 1.05% ), 2/04/28 ...... United States 418,000 419,269
Senior Note , FRN , 4.482% , ( SOFR + 0.83% ), 1/24/29 ...... United States 300,000 300,937
N , Senior Note , FRN , 4.531% , ( SOFR + 0.88% ), 4/23/30 .... United States 81,000 81,150
Bank of Montreal ,
b
Senior Note , FRN , 4.549% , ( SOFR Index + 0.88% ), 9/10/27 . Canada 107,000 107,057
b
Senior Note , FRN , 4.404% , ( SOFR Index + 0.75% ), 9/22/28 . Canada 120,000 120,214
b
Senior Note , FRN , 4.501% , ( SOFR + 0.86% ), 1/27/29 ...... Canada 136,000 136,504
J , Senior Note , 4.1% to 12/14/26, FRN thereafter , 12/15/27 .. Canada 65,000 64,919
J , Senior Note , 4.338% to 3/18/29, FRN thereafter , 3/19/30 .. Canada 65,000 64,263
Bank of Nova Scotia (The) ,
b
Senior Note , FRN , 4.451% , ( SOFR Index + 0.78% ), 6/04/27 . Canada 111,000 111,380
b
Senior Note , FRN , 4.659% , ( SOFR + 1% ), 9/08/28 ........ Canada 109,000 109,442
b
Senior Note , FRN , 4.569% , ( SOFR + 0.89% ), 2/14/29 ...... Canada 100,000 100,404
Senior Note , 4.578% to 6/04/28, FRN thereafter , 6/05/29 .... Canada 80,000 79,667
b
Senior Note , FRN , 4.402% , ( SOFR + 0.73% ), 2/02/30 ...... Canada 75,000 74,944
b
I , Senior Note , FRN , 4.417% , ( SOFR + 0.76% ), 9/15/28 .... Canada 300,000 300,545
a
Banque Federative du Credit Mutuel SA ,
b
Senior Preferred Note , 144A, FRN , 4.478% , ( SOFR Index +
0.82% ), 7/09/29 .................................. France 200,000 200,207
Senior Preferred Note , 144A, 4.786% , 7/09/29 ........... France 200,000 198,710
Barclays plc ,
Senior Note , 6.496% to 9/12/26, FRN thereafter , 9/13/27 .... United Kingdom 200,000 200,425
Senior Note , 5.501% to 8/08/27, FRN thereafter , 8/09/28 .... United Kingdom 300,000 302,233
a
BNP Paribas SA ,
Senior Non-Preferred Bond , 144A, 3.5% , 11/16/27 ........ France 251,000 247,719
Senior Non-Preferred Bond , 144A, 4.4% , 8/14/28 ......... France 300,000 297,216
b
Senior Non-Preferred Note , 144A, FRN , 5.1% , ( SOFR +
1.43% ), 5/09/29 .................................. France 200,000 202,039
a
BPCE SA ,
Senior Non-Preferred Note , 144A, 6.612% to 10/18/26, FRN
thereafter , 10/19/27 ................................ France 300,000 301,213
Senior Non-Preferred Note , 144A, 6.714% to 10/18/28, FRN
thereafter , 10/19/29 ................................ France 275,000 284,931
a
CaixaBank SA ,
Senior Non-Preferred Note , 144A, 6.684% to 9/12/26, FRN
thereafter , 9/13/27 ................................. Spain 250,000 250,573
Senior Non-Preferred Note , 144A, 6.208% to 1/17/28, FRN
thereafter , 1/18/29 ................................. Spain 300,000 306,329
Senior Non-Preferred Note , 144A, 4.634% to 7/02/28, FRN
thereafter , 7/03/29 ................................. Spain 250,000 249,257
Canadian Imperial Bank of Commerce ,
b
Senior Note , FRN , 4.881% , ( SOFR + 1.22% ), 10/02/26 ..... Canada 45,000 45,073
b
Senior Note , FRN , 4.592% , ( SOFR + 0.94% ), 6/28/27 ...... Canada 95,000 95,490
Senior Note , 4.508% to 9/10/26, FRN thereafter , 9/11/27 .... Canada 135,000 134,995
b
Senior Note , FRN , 4.598% , ( SOFR Index + 0.93% ), 9/11/27 . Canada 109,000 109,073
b
Senior Note , FRN , 4.681% , ( SOFR + 1.03% ), 3/30/29 ...... Canada 120,000 120,753
Senior Note , 4.723% to 6/15/28, FRN thereafter , 6/16/29 .... Canada 150,000 149,915
Citibank NA , Senior Note , 4.876% to 11/18/26, FRN thereafter ,
11/19/27 ........................................ United States 300,000 300,514
b
Citigroup, Inc. ,
Senior Note , FRN , 4.824% , ( SOFR + 1.143% ), 5/07/28 ..... United States 260,000 261,091
Senior Note , FRN , 4.541% , ( SOFR + 0.87% ), 3/04/29 ...... United States 180,000 180,431

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short MAC Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
a ,b
Commonwealth Bank of Australia ,
Senior Note , 144A, FRN , 4.124% , ( SOFR + 0.46% ), 11/27/26 Australia 84,000 $ 84,063
Senior Note , 144A, FRN , 4.282% , ( SOFR + 0.63% ), 3/27/29 . Australia 55,000 55,217
Cooperatieve Rabobank UA ,
a
Senior Non-Preferred Note , 144A, 3.649% to 4/05/27, FRN
thereafter , 4/06/28 ................................. Netherlands 250,000 248,422
b
Senior Preferred Note , FRN , 4.549% , ( SOFR Index + 0.9% ),
10/05/26 ........................................ Netherlands 250,000 250,310
a
Credit Agricole SA ,
Senior Non-Preferred Note , 144A, 4.631% to 9/10/27, FRN
thereafter , 9/11/28 ................................. France 250,000 249,802
b
Senior Non-Preferred Note , 144A, FRN , 4.878% , ( SOFR +
1.21% ), 9/11/28 ................................... France 250,000 251,569
a
Danske Bank A/S ,
Senior Non-Preferred Bond , 144A, 4.375% , 6/12/28 ....... Denmark 200,000 198,737
Senior Non-Preferred Note , 144A, 4.298% to 3/31/27, FRN
thereafter , 4/01/28 ................................. Denmark 200,000 199,629
Senior Preferred Note , 144A, 5.427% to 2/28/27, FRN
thereafter , 3/01/28 ................................. Denmark 300,000 301,421
Fifth Third Bancorp , Senior Note , 6.361% to 10/26/27, FRN
thereafter , 10/27/28 ................................ United States 300,000 305,779
b
Fifth Third Bank NA , Senior Note , FRN , 4.451% , ( SOFR +
0.81% ), 1/28/28 ................................... United States 250,000 250,276
Huntington National Bank (The) , Senior Note , 4.871% to 4/11/27,
FRN thereafter , 4/12/28 ............................. United States 250,000 250,393
ING Groep NV ,
Senior Note , 6.083% to 9/10/26, FRN thereafter , 9/11/27 .... Netherlands 300,000 300,443
Senior Note , 4.858% to 3/24/28, FRN thereafter , 3/25/29 .... Netherlands 235,000 235,452
JPMorgan Chase & Co. ,
Senior Note , 5.571% to 4/21/27, FRN thereafter , 4/22/28 .... United States 350,000 352,441
Senior Note , 4.505% to 10/21/27, FRN thereafter , 10/22/28 .. United States 250,000 249,500
b
Senior Note , FRN , 4.453% , ( SOFR + 0.8% ), 1/24/29 ....... United States 106,000 106,388
b
Senior Note , FRN , 4.473% , ( SOFR + 0.82% ), 4/23/30 ...... United States 135,000 135,177
b
1 , Senior Note , FRN , 4.503% , ( SOFR + 0.85% ), 7/23/30 .... United States 160,000 160,271
Lloyds Banking Group plc ,
Senior Note , 5.087% to 11/25/27, FRN thereafter , 11/26/28 .. United Kingdom 200,000 200,973
Senior Note , 4.818% to 6/12/28, FRN thereafter , 6/13/29 .... United Kingdom 250,000 250,195
b
Senior Note , FRN , 4.44% , ( SOFR Index + 0.77% ), 2/10/30 .. United Kingdom 300,000 299,409
Mitsubishi UFJ Financial Group, Inc. ,
Senior Note , 4.08% to 4/18/27, FRN thereafter , 4/19/28 ..... Japan 300,000 298,946
Senior Note , 5.017% to 7/19/27, FRN thereafter , 7/20/28 .... Japan 200,000 200,723
Senior Note , 4.592% to 4/17/29, FRN thereafter , 4/18/30 .... Japan 200,000 198,374
b
Senior Note , FRN , 4.483% , ( SOFR + 0.84% ), 7/24/30 ...... Japan 200,000 199,999
Mizuho Financial Group, Inc. ,
b
Senior Note , FRN , 4.497% , ( SOFR + 0.85% ), 7/13/30 ...... Japan 250,000 249,888
Senior Note , 4.782% to 7/12/29, FRN thereafter , 7/13/30 .... Japan 250,000 248,559
b
Morgan Stanley Bank NA , Senior Note , FRN , 4.596% , ( SOFR +
0.94% ), 7/14/28 ................................... United States 250,000 250,966
a ,b
National Australia Bank Ltd. ,
Senior Note , 144A, FRN , 4.288% , ( SOFR + 0.62% ), 6/11/27 . Australia 250,000 250,692
Senior Note , 144A, FRN , 4.187% , ( SOFR + 0.53% ), 12/13/28 Australia 250,000 250,313
NatWest Group plc ,
b
Senior Note , FRN , 4.882% , ( SOFR + 1.25% ), 3/01/28 ...... United Kingdom 200,000 200,802
Senior Note , 5.583% to 2/28/27, FRN thereafter , 3/01/28 .... United Kingdom 300,000 301,818
PNC Bank NA , Senior Note , 4.429% to 7/20/27, FRN thereafter ,
7/21/28 ......................................... United States 250,000 249,586

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short MAC Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
PNC Financial Services Group, Inc. (The) ,
Senior Note , 4.075% to 1/25/28, FRN thereafter , 1/26/29 .... United States 90,000 $ 89,164
b
Senior Note , FRN , 4.261% , ( SOFR + 0.62% ), 1/26/29 ...... United States 80,000 79,963
b
Senior Note , FRN , 4.321% , ( SOFR Index + 0.68% ), 10/26/29 United States 80,000 79,945
Senior Note , 4.618% to 10/25/28, FRN thereafter , 10/26/29 .. United States 65,000 64,799
Senior Note , 4.831% to 7/18/29, FRN thereafter , 7/19/30 .... United States 40,000 39,931
Regions Bank , Senior Note , 4.755% to 7/26/28, FRN thereafter ,
7/27/29 ......................................... United States 250,000 249,586
b
Royal Bank of Canada ,
Senior Note , FRN , 4.364% , ( SOFR Index + 0.72% ), 10/18/27 Canada 300,000 300,226
Senior Note , FRN , 4.483% , ( SOFR Index + 0.83% ), 1/24/29 . Canada 102,000 102,296
1 , Senior Note , FRN , 4.372% , ( SOFR + 0.7% ), 11/03/28 .... Canada 112,000 112,136
Santander UK Group Holdings plc , Senior Note , 6.534% to
1/09/28, FRN thereafter , 1/10/29 ...................... United Kingdom 200,000 204,553
a ,b
Skandinaviska Enskilda Banken AB , Senior Preferred Note , 144A,
FRN , 4.348% , ( SOFR Index + 0.68% ), 3/12/29 ............ Sweden 80,000 80,253
a
Societe Generale SA ,
Senior Non-Preferred Bond , 144A, 4% , 1/12/27 ........... France 200,000 199,553
Senior Non-Preferred Note , 144A, 5.25% , 2/19/27 ......... France 200,000 200,913
Senior Non-Preferred Note , 144A, 4.857% to 7/06/28, FRN
thereafter , 7/07/29 ................................. France 200,000 199,251
Sumitomo Mitsui Financial Group, Inc. ,
Senior Note , 5.52% , 1/13/28 ......................... Japan 200,000 202,685
Senior Note , 4.108% , 1/15/29 ........................ Japan 300,000 295,286
b
Senior Note , FRN , 4.406% , ( SOFR + 0.76% ), 1/15/29 ...... Japan 200,000 200,124
a ,b
Sumitomo Mitsui Trust Bank Ltd. , Senior Note , 144A, FRN ,
4.807% , ( SOFR + 1.15% ), 9/14/26 ..................... Japan 300,000 300,353
a
Swedbank AB , Senior Non-Preferred Note , 144A, 6.136% ,
9/12/26 ......................................... Sweden 200,000 200,477
Toronto-Dominion Bank (The) ,
b
Senior Note , FRN , 4.47% , ( SOFR + 0.82% ), 1/31/28 ....... Canada 90,000 90,473
Senior Note , 5.523% , 7/17/28 ........................ Canada 340,000 345,578
b
Senior Note , FRN , 4.397% , ( SOFR + 0.75% ), 10/13/28 ..... Canada 77,000 77,205
b
Senior Note , FRN , 4.413% , ( SOFR + 0.76% ), 4/23/29 ...... Canada 81,000 81,201
b
F , Senior Note , FRN , 4.227% , ( SOFR + 0.58% ), 1/13/28 .... Canada 70,000 70,118
b
F , Senior Note , FRN , 4.371% , ( SOFR + 0.73% ), 7/27/29 .... Canada 135,000 135,077
Truist Bank , Senior Note , 4.42% to 7/23/27, FRN thereafter ,
7/24/28 ......................................... United States 650,000 649,609
Truist Financial Corp. , I , Senior Note , 4.957% to 7/22/29, FRN
thereafter , 7/23/30 ................................. United States 105,000 104,856
b
US Bank NA , Senior Note , FRN , 4.343% , ( SOFR + 0.69% ),
10/22/27 ........................................ United States 600,000 600,458
Wells Fargo & Co. ,
b
Senior Note , FRN , 4.433% , ( SOFR + 0.78% ), 1/24/28 ...... United States 186,000 186,372
b
Senior Note , FRN , 4.723% , ( SOFR + 1.07% ), 4/22/28 ...... United States 323,000 324,268
Senior Note , 5.707% to 4/21/27, FRN thereafter , 4/22/28 .... United States 180,000 181,394
b
Senior Note , FRN , 5.023% , ( SOFR + 1.37% ), 4/23/29 ...... United States 105,000 106,278
b
Westpac Banking Corp. , Senior Note , FRN , 4.104% , ( SOFR +
0.46% ), 10/20/26 .................................. Australia 133,000 133,059
22,618,295
Beverages 0.0%
†
Keurig Dr. Pepper, Inc. , Senior Note , 5.1% , 3/15/27 ..........
United States 18,000 18,061
Biotechnology 0.3%
AbbVie, Inc. ,
Senior Note , 3.775% , 3/03/28 ........................ United States 105,000 103,899

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short MAC Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology (continued)
AbbVie, Inc., (continued)
b
Senior Note , FRN , 4.151% , ( SOFR Index + 0.48% ), 3/03/28 . United States 45,000 $ 45,063
148,962
Broadline Retail 0.8%
Amazon.com, Inc. ,
b
Senior Note , FRN , 4.247% , ( SOFR + 0.59% ), 3/13/29 ...... United States 150,000 150,439
b
Senior Note , FRN , 4.238% , ( SOFR Index + 0.58% ), 7/09/29 . United States 160,000 160,695
Senior Note , 4.6% , 7/09/29 .......................... United States 160,000 159,482
470,616
Building Products 0.3%
Owens Corning ,
Senior Bond , 3.4% , 8/15/26 .......................... United States 95,000 94,946
Senior Note , 5.5% , 6/15/27 .......................... United States 96,000 96,784
191,730
Capital Markets 7.7%
b
Bank of New York Mellon Corp. (The) ,
Senior Note , FRN , 4.339% , ( SOFR Index + 0.68% ), 6/09/28 . United States 365,000 365,849
Senior Note , FRN , 4.283% , ( SOFR + 0.63% ), 1/22/30 ...... United States 175,000 175,047
Charles Schwab Corp. (The) , Senior Note , 4.744% to 5/20/29,
FRN thereafter , 5/21/30 ............................. United States 90,000 89,810
Deutsche Bank AG ,
Senior Non-Preferred Note , 2.552% to 1/06/27, FRN thereafter ,
1/07/28 ......................................... Germany 150,000 148,671
b
Senior Non-Preferred Note , FRN , 4.868% , ( SOFR + 1.21% ),
1/10/29 ......................................... Germany 150,000 150,589
Senior Non-Preferred Note , 5.373% to 1/09/28, FRN thereafter ,
1/10/29 ......................................... Germany 300,000 302,175
Goldman Sachs Group, Inc. (The) ,
b
Senior Note , FRN , 4.943% , ( SOFR + 1.29% ), 4/23/28 ...... United States 60,000 60,330
Senior Note , 4.148% to 1/20/28, FRN thereafter , 1/21/29 .... United States 340,000 336,847
b
Senior Note , FRN , 4.354% , ( SOFR + 0.71% ), 1/21/29 ...... United States 143,000 143,116
b
Senior Note , FRN , 4.564% , ( SOFR + 0.92% ), 10/21/29 ..... United States 95,000 95,287
b
Senior Note , FRN , 4.644% , ( SOFR + 1% ), 4/20/30 ........ United States 95,000 95,382
Intercontinental Exchange, Inc. , Senior Note , 3.95% , 12/01/28 ..
United States 35,000 34,486
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 110,000 109,930
a
Macquarie Bank Ltd. ,
Senior Note , 144A, 5.391% , 12/07/26 .................. Australia 226,000 226,952
b
Senior Note , 144A, FRN , 4.152% , ( SOFR + 0.48% ), 2/03/28 . Australia 135,000 135,189
a ,b
Mizuho Markets Cayman LP ,
Senior Note , 144A, FRN , 4.139% , ( SOFR + 0.52% ), 10/09/26 Japan 80,000 80,026
Senior Note , 144A, FRN , 4.176% , ( SOFR + 0.52% ), 11/16/26 Japan 115,000 115,062
b
Morgan Stanley ,
Senior Note , FRN , 4.676% , ( SOFR + 1.02% ), 4/13/28 ...... United States 84,000 84,259
Senior Note , FRN , 5.036% , ( SOFR + 1.38% ), 4/12/29 ...... United States 100,000 100,957
I , Senior Note , FRN , 4.574% , ( SOFR + 0.92% ), 10/18/29 .... United States 415,000 416,235
b
State Street Corp. ,
Senior Note , FRN , 4.527% , ( SOFR + 0.845% ), 8/03/26 ..... United States 164,000 164,000
Senior Note , FRN , 4.293% , ( SOFR + 0.64% ), 10/22/27 ..... United States 345,000 346,062
Senior Note , FRN , 4.603% , ( SOFR + 0.95% ), 4/24/28 ...... United States 35,000 35,148
a
UBS Group AG ,
Senior Bond , 144A, 4.282% , 1/09/28 ................... Switzerland 295,000 293,593
Senior Bond , 144A, 3.869% to 1/11/28, FRN thereafter , 1/12/29 Switzerland 300,000 296,792

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short MAC Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
a
UBS Group AG, (continued)
Senior Note , 144A, 6.327% to 12/21/26, FRN thereafter ,
12/22/27 ........................................ Switzerland 200,000 $ 201,314
4,603,108
Chemicals 0.2%
Nutrien Ltd. , Senior Note , 5.2% , 6/21/27 ..................
Canada 100,000 100,652
Commercial Services & Supplies 0.1%
Veralto Corp. , Senior Note , 5.5% , 9/18/26 .................
United States 86,000 86,052
Construction Materials 0.0%
†
Vulcan Materials Co. , Senior Bond , 3.9% , 4/01/27 ...........
United States 10,000 9,970
Consumer Finance 6.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note , 2.45% , 10/29/26 ........................ Ireland 300,000 298,678
Senior Note , 4.875% , 4/01/28 ........................ Ireland 150,000 150,339
Senior Note , 3% , 10/29/28 .......................... Ireland 150,000 144,237
Senior Note , 4.125% , 2/28/29 ........................ Ireland 150,000 147,317
American Express Co. ,
b
Senior Note , FRN , 4.667% , ( SOFR Index + 1% ), 2/16/28 .... United States 120,000 120,319
b
Senior Note , FRN , 4.571% , ( SOFR + 0.93% ), 7/26/28 ...... United States 371,000 372,568
Senior Note , 4.009% to 2/08/28, FRN thereafter , 2/09/29 .... United States 58,000 57,482
b
Senior Note , FRN , 4.26% , ( SOFR + 0.59% ), 2/09/29 ....... United States 55,000 55,052
b
Senior Note , FRN , 4.901% , ( SOFR + 1.26% ), 4/25/29 ...... United States 75,000 75,870
Senior Note , 4.351% to 7/19/28, FRN thereafter , 7/20/29 .... United States 95,000 94,470
Senior Note , 4.444% to 5/02/29, FRN thereafter , 5/03/30 .... United States 30,000 29,707
b
American Honda Finance Corp. ,
Senior Note , FRN , 4.288% , ( SOFR + 0.62% ), 12/11/26 ..... United States 50,000 50,042
Senior Note , FRN , 4.409% , ( SOFR + 0.73% ), 8/13/27 ...... United States 65,000 65,129
Senior Note , FRN , 4.491% , ( SOFR + 0.82% ), 3/03/28 ...... United States 100,000 100,099
Capital One Financial Corp. ,
Senior Bond , 4.1% , 2/09/27 .......................... United States 55,000 54,934
Senior Bond , 3.75% , 3/09/27 ......................... United States 100,000 99,663
Senior Note , 7.149% to 10/28/26, FRN thereafter , 10/29/27 .. United States 100,000 100,572
Senior Note , 4.927% to 5/09/27, FRN thereafter , 5/10/28 .... United States 200,000 200,396
Senior Note , 6.312% to 6/07/28, FRN thereafter , 6/08/29 .... United States 260,000 266,499
b
Caterpillar Financial Services Corp. ,
Senior Note , FRN , 4.346% , ( SOFR + 0.69% ), 10/16/26 ..... United States 40,000 40,042
Senior Note , FRN , 4.238% , ( SOFR + 0.56% ), 11/15/27 ..... United States 106,000 106,369
Senior Note , FRN , 4.259% , ( SOFR + 0.58% ), 11/14/28 ..... United States 112,000 112,284
Senior Note , FRN , 4.154% , ( SOFR + 0.49% ), 2/23/29 ...... United States 166,000 165,936
General Motors Financial Co., Inc. ,
Senior Note , 5.4% , 5/08/27 .......................... United States 11,000 11,071
b
Senior Note , FRN , 4.706% , ( SOFR Index + 1.05% ), 7/15/27 . United States 55,000 55,128
Senior Note , 5.35% , 7/15/27 ......................... United States 77,000 77,627
b
John Deere Capital Corp. ,
Senior Note , FRN , 4.258% , ( SOFR + 0.6% ), 6/11/27 ....... United States 114,000 114,278
Senior Note , FRN , 4.159% , ( SOFR + 0.5% ), 3/06/28 ....... United States 300,000 300,511
Senior Note , FRN , 4.238% , ( SOFR + 0.58% ), 9/11/28 ...... United States 65,000 65,141
I , Senior Note , FRN , 4.209% , ( SOFR + 0.55% ), 3/09/29 .... United States 130,000 130,230
b
Toyota Motor Credit Corp. ,
Senior Note , FRN , 4.451% , ( SOFR + 0.77% ), 8/07/26 ...... United States 27,000 27,002
Senior Note , FRN , 4.167% , ( SOFR + 0.5% ), 11/18/27 ...... United States 100,000 99,976
3,788,968

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short MAC Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Staples Distribution & Retail 0.5%
a
Alimentation Couche-Tard, Inc. , Senior Note , 144A, 4.148% ,
9/29/28 ......................................... Canada 110,000 $ 108,823
Kroger Co. (The) ,
Senior Bond , 2.65% , 10/15/26 ........................ United States 30,000 29,906
Senior Bond , 3.7% , 8/01/27 .......................... United States 133,000 132,030
270,759
Diversified REITs 0.1%
Simon Property Group LP , Senior Note , 3.375% , 12/01/27 .....
United States 60,000 59,128
Diversified Telecommunication Services 0.7%
AT&T, Inc. ,
Senior Bond , 4.25% , 3/01/27 ......................... United States 113,000 112,935
Senior Note , 3.8% , 2/15/27 .......................... United States 73,000 72,756
Senior Note , 2.3% , 6/01/27 .......................... United States 250,000 245,561
431,252
Electric Utilities 1.5%
a
ENEL Finance International NV , Senior Note , 144A, 4.625% ,
7/13/29 ......................................... Italy 200,000 198,497
Eversource Energy , Senior Note , 2.9% , 3/01/27 .............
United States 16,000 15,867
Georgia Power Co. ,
b
Senior Note , FRN , 3.937% , ( SOFR Index + 0.28% ), 9/15/26 . United States 35,000 35,003
b
Senior Note , FRN , 4.096% , ( SOFR Index + 0.42% ), 11/22/27 United States 50,000 50,059
Senior Note , 4.6% , 6/15/29 .......................... United States 70,000 69,915
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 3.55% , 5/01/27 ......................... United States 360,000 357,701
Senior Note , 4.685% , 9/01/27 ........................ United States 15,000 15,027
b
Senior Note , FRN , 4.472% , ( SOFR Index + 0.8% ), 2/04/28 .. United States 50,000 50,203
Senior Note , 4.85% , 2/04/28 ......................... United States 40,000 40,176
Wisconsin Electric Power Co. , Senior Note , 3.95% , 3/01/29 ....
United States 30,000 29,558
862,006
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. ,
Senior Note , 3.8% , 11/15/27 ......................... United States 55,000 54,576
b
Senior Note , FRN , 4.208% , ( SOFR + 0.53% ), 11/15/27 ..... United States 20,000 20,033
74,609
Entertainment 0.2%
Netflix, Inc. ,
Senior Bond , 4.375% , 11/15/26 ....................... United States 15,000 15,010
Senior Bond , 5.875% , 11/15/28 ....................... United States 80,000 82,235
97,245
Financial Services 1.3%
a
Nationwide Building Society ,
Senior Non-Preferred Note , 144A, 6.557% to 10/17/26, FRN
thereafter , 10/18/27 ................................ United Kingdom 200,000 200,733
b
Senior Non-Preferred Note , 144A, FRN , 4.957% , ( SOFR +
1.29% ), 2/16/28 .................................. United Kingdom 200,000 200,693
b
Senior Non-Preferred Note , 144A, FRN , 4.716% , ( SOFR +
1.07% ), 7/14/29 .................................. United Kingdom 300,000 301,746
b
PayPal Holdings, Inc. , Senior Note , FRN , 4.329% , ( SOFR +
0.67% ), 3/06/28 ................................... United States 60,000 60,084
763,256

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short MAC Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products 0.6%
a ,b
Cargill, Inc. , Senior Note , 144A, FRN , 4.28% , ( SOFR + 0.61% ),
2/11/28 ......................................... United States 90,000 $ 90,196
a
Mars, Inc. , Senior Note , 144A, 4.45% , 3/01/27 .............. United States 76,000 76,155
McCormick & Co., Inc. , Senior Note , 4.15% , 2/15/29 .........
United States 45,000 44,325
Mondelez International, Inc. , Senior Note , 4.25% , 5/06/28 .....
United States 95,000 94,454
305,130
Ground Transportation 0.0%
†
Canadian Pacific Railway Co. , Senior Note , 4% , 3/15/29 ......
Canada 35,000 34,376
Health Care Equipment & Supplies 0.0%
†
GE HealthCare Technologies, Inc. , Senior Note , 4.15% , 12/15/28
United States 20,000 19,769
Health Care Providers & Services 0.7%
CVS Health Corp. ,
Senior Bond , 4.3% , 3/25/28 .......................... United States 50,000 49,713
Senior Note , 3% , 8/15/26 ........................... United States 130,000 129,924
Senior Note , 3.625% , 4/01/27 ........................ United States 230,000 228,878
408,515
Hotels, Restaurants & Leisure 0.6%
Airbnb, Inc. , Senior Note , 4.4% , 3/16/29 ..................
United States 77,000 76,379
Hyatt Hotels Corp. , Senior Note , 5.75% , 1/30/27 ............
United States 135,000 135,620
Marriott International, Inc. ,
X , Senior Bond , 4% , 4/15/28 ......................... United States 40,000 39,626
Senior Note , 4.2% , 7/15/27 .......................... United States 100,000 99,756
Royal Caribbean Cruises Ltd. ,
Senior Bond , 7.5% , 10/15/27 ......................... United States 57,000 58,834
a
Senior Note , 144A, 5.375% , 7/15/27 ................... United States 13,000 13,024
423,239
Household Durables 0.0%
†
Toll Brothers Finance Corp. , Senior Bond , 4.875% , 3/15/27 ....
United States 10,000 10,012
Independent Power and Renewable Electricity Producers 0.1%
Constellation Energy Generation LLC ,
Senior Note , 3.9% , 1/08/28 .......................... United States 35,000 34,700
b
Senior Note , FRN , 4.258% , ( SOFR + 0.6% ), 1/08/28 ....... United States 40,000 40,056
74,756
Industrial Conglomerates 0.3%
a ,b
Siemens Funding BV , Senior Note , 144A, FRN , 4.304% , ( SOFR +
0.64% ), 5/26/28 ................................... Germany 200,000 200,785
Insurance 5.1%
a
AEGON Funding Co. LLC , Senior Note , 144A, 5.5% , 4/16/27 .. United States 246,000 247,416
Arthur J Gallagher & Co. , Senior Note , 4.6% , 12/15/27 .......
United States 99,000 99,046
a
Athene Global Funding ,
b
Secured Note , 144A, FRN , 4.609% , ( SOFR Index + 0.95% ),
3/06/28 ......................................... United States 130,000 129,868
b
Secured Note , 144A, FRN , 4.666% , ( SOFR Index + 1% ),
9/18/28 ......................................... United States 50,000 49,705
Senior Secured Note , 144A, 4.86% , 8/27/26 ............. United States 108,000 108,039
Senior Secured Note , 144A, 4.95% , 1/07/27 ............. United States 100,000 100,214
Senior Secured Note , 144A, 5.349% , 7/09/27 ............ United States 200,000 201,488
Brown & Brown, Inc. , Senior Note , 4.6% , 12/23/26 ...........
United States 93,000 93,088
a
CNO Global Funding ,
Secured Note , 144A, 1.75% , 10/07/26 .................. United States 150,000 149,313

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short MAC Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
a
CNO Global Funding, (continued)
Secured Note , 144A, 4.875% , 12/10/27 ................. United States 32,000 $ 31,999
a
Corebridge Global Funding , Senior Secured Note , 144A, 4.8% ,
5/29/29 ......................................... United States 40,000 39,892
b
Marsh & McLennan Cos., Inc. , Senior Note , FRN , 4.381% , ( SOFR
Index + 0.7% ), 11/08/27 ............................. United States 62,000 62,195
a
Metropolitan Life Global Funding I ,
b
Secured Note , 144A, FRN , 4.368% , ( SOFR Index + 0.7% ),
6/11/27 ......................................... United States 150,000 150,479
Secured Note , 144A, 4.15% , 8/25/28 ................... United States 300,000 297,244
a
Mutual of Omaha Cos. Global Funding , Secured Note , 144A,
5.35% , 4/09/27 ................................... United States 35,000 35,266
a ,b
New York Life Global Funding ,
Secured Note , 144A, FRN , 4.301% , ( SOFR + 0.66% ), 7/25/28 United States 60,000 60,125
Senior Secured Note , 144A, FRN , 4.331% , ( SOFR + 0.67% ),
4/02/27 ......................................... United States 106,000 106,254
Senior Secured Note , 144A, FRN , 4.521% , ( SOFR + 0.88% ),
4/25/28 ......................................... United States 360,000 362,412
a
Northwestern Mutual Global Funding ,
b
Secured Note , 144A, FRN , 4.324% , ( SOFR + 0.66% ), 8/25/28 United States 140,000 140,209
Senior Secured Note , 144A, 4.49% , 3/21/28 ............. United States 80,000 79,996
a
Principal Life Global Funding II ,
Secured Note , 144A, 4.6% , 8/19/27 .................... United States 27,000 27,051
b
Secured Note , 144A, FRN , 4.477% , ( SOFR + 0.81% ), 8/18/28 United States 50,000 50,134
a
Protective Life Global Funding ,
Secured Note , 144A, 4.335% , 9/13/27 .................. United States 150,000 149,536
Secured Note , 144A, 4.161% , 1/15/29 .................. United States 150,000 147,590
2,918,559
Interactive Media & Services 0.0%
†
Meta Platforms, Inc. , Senior Note , 3.5% , 8/15/27 ............
United States 18,000 17,847
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 54,000 54,018
Machinery 1.0%
a
Daimler Truck Finance North America LLC ,
Senior Note , 144A, 5% , 1/15/27 ...................... Germany 150,000 150,439
Senior Note , 144A, 4.3% , 8/12/27 ..................... Germany 300,000 299,396
b
Senior Note , 144A, FRN , 4.487% , ( SOFR + 0.84% ), 1/13/28 . Germany 150,000 150,452
600,287
Metals & Mining 0.3%
a ,b
Glencore Funding LLC ,
Senior Note , 144A, FRN , 4.411% , ( SOFR Index + 0.75% ),
10/01/26 ........................................ Australia 50,000 50,032
Senior Note , 144A, FRN , 4.709% , ( SOFR Index + 1.06% ),
4/04/27 ......................................... Australia 60,000 60,250
b
Rio Tinto Finance USA plc , Senior Note , FRN , 4.497% , ( SOFR
Index + 0.84% ), 3/14/28 ............................. Australia 35,000 35,229
145,511
Multi-Utilities 1.1%
Ameren Corp. , Senior Note , 5.7% , 12/01/26 ...............
United States 127,000 127,416
Dominion Energy, Inc. , Senior Note , 4.6% , 5/15/28 ..........
United States 35,000 34,952
DTE Energy Co. ,
Senior Note , 4.95% , 7/01/27 ......................... United States 55,000 55,222
Senior Note , 4.875% , 6/01/28 ........................ United States 325,000 325,980

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short MAC Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Multi-Utilities (continued)
NiSource, Inc. , Senior Note , 3.49% , 5/15/27 ...............
United States 45,000 $ 44,683
b
Sempra, Inc. , Senior Note , FRN , 4.329% , ( SOFR Index + 0.67% ),
1/07/28 ......................................... United States 50,000 50,172
Southern Co. Gas Capital Corp. , A , Senior Note , 4.05% , 9/15/28
United States 15,000 14,825
WEC Energy Group, Inc. , Senior Note , 5.6% , 9/12/26 ........
United States 28,000 28,030
681,280
Office REITs 0.2%
Boston Properties LP , Senior Bond , 2.75% , 10/01/26 .........
United States 102,000 101,737
Oil, Gas & Consumable Fuels 1.2%
b
Chevron USA, Inc. ,
Senior Note , FRN , 4.134% , ( SOFR Index + 0.47% ), 2/26/28 . United States 50,000 50,124
Senior Note , FRN , 4.249% , ( SOFR + 0.57% ), 8/13/28 ...... United States 55,000 55,308
Energy Transfer LP , Senior Bond , 4.4% , 3/15/27 ............
United States 16,000 16,000
Enterprise Products Operating LLC , Senior Note , 4.3% , 6/20/28
United States 80,000 79,627
Kinder Morgan, Inc. , Senior Note , 1.75% , 11/15/26 ..........
United States 30,000 29,779
ONEOK, Inc. , Senior Note , 5.55% , 11/01/26 ...............
United States 400,000 400,881
Phillips 66 Co. , Senior Note , 3.55% , 10/01/26 ..............
United States 35,000 34,957
666,676
Paper & Forest Products 0.1%
a
Georgia-Pacific LLC , Senior Note , 144A, 4.4% , 6/30/28 ....... United States 40,000 39,836
Personal Care Products 0.4%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/27 .......
United States 250,000 248,338
Pharmaceuticals 0.7%
Eli Lilly & Co. ,
b
Senior Note , FRN , 4.026% , ( SOFR Index + 0.35% ), 5/20/28 . United States 90,000 90,190
Senior Note , 4% , 10/15/28 .......................... United States 40,000 39,663
b
Senior Note , FRN , 4.186% , ( SOFR + 0.53% ), 10/15/28 ..... United States 105,000 105,329
b
Merck & Co., Inc. , Senior Note , FRN , 4.227% , ( SOFR + 0.57% ),
3/15/29 ......................................... United States 80,000 80,271
b
Novartis Capital Corp. ,
Senior Note , FRN , 4.192% , ( SOFR + 0.52% ), 11/05/28 ..... United States 70,000 70,233
Senior Note , FRN , 4.307% , ( SOFR Index + 0.65% ), 3/16/29 . United States 65,000 65,302
450,988
Residential REITs 0.2%
Camden Property Trust , Senior Note , 5.85% , 11/03/26 ........
United States 100,000 100,287
Semiconductors & Semiconductor Equipment 0.5%
Broadcom, Inc. , Senior Note , 4.8% , 4/15/28 ...............
United States 38,000 38,080
NVIDIA Corp. , Senior Note , 4.35% , 6/15/29 ................
United States 250,000 247,631
285,711
Software 0.3%
b
Oracle Corp. , Senior Note , FRN , 4.432% , ( SOFR + 0.76% ),
8/03/28 ......................................... United States 85,000 83,976
Salesforce, Inc. , Senior Note , 4.5% , 3/15/28 ...............
United States 60,000 59,886
Synopsys, Inc. ,
Senior Note , 4.55% , 4/01/27 ......................... United States 40,000 40,054
Senior Note , 4.65% , 4/01/28 ......................... United States 35,000 34,963
218,879

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short MAC Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs 0.2%
American Tower Corp. ,
Senior Bond , 3.375% , 10/15/26 ....................... United States 30,000 $ 29,945
Senior Note , 3.65% , 3/15/27 ......................... United States 107,000 106,547
136,492
Specialty Retail 0.2%
Home Depot, Inc. (The) , Senior Note , 3.75% , 9/15/28 ........
United States 5,000 4,937
Lowe's Cos., Inc. , Senior Note , 4% , 10/15/28 ..............
United States 90,000 88,772
93,709
Tobacco 2.0%
BAT Capital Corp. ,
Senior Note , 3.215% , 9/06/26 ........................ United Kingdom 65,000 64,929
Senior Note , 4.7% , 4/02/27 .......................... United Kingdom 90,000 90,145
Senior Note , 3.557% , 8/15/27 ........................ United Kingdom 185,000 183,226
Philip Morris International, Inc. ,
Senior Note , 4.375% , 11/01/27 ....................... United States 370,000 369,509
Senior Note , 5.125% , 11/17/27 ....................... United States 66,000 66,488
b
Senior Note , FRN , 4.481% , ( SOFR + 0.83% ), 4/28/28 ...... United States 139,000 139,914
b
Senior Note , FRN , 4.301% , ( SOFR + 0.66% ), 10/27/28 ..... United States 152,000 152,316
Senior Note , 4.125% , 4/27/29 ........................ United States 95,000 93,655
1,160,182
Total Corporate Bonds (Cost $ 47,696,057 ) ....................................
47,650,795
U.S. Government and Agency Securities 2.1%
U.S. Treasury Notes ,
3.375%, 2/29/28 .................................. United States 605,000 597,107
3.75%, 4/30/28 ................................... United States 645,000 639,570
Total U.S. Government and Agency Securities (Cost $ 1,241,578 ) ................
1,236,677
Asset-Backed Securities 1.9%
Automobiles 0.1%
Volkswagen Auto Loan Enhanced Trust ,
2024-1 , A2A , 4.65% , 11/22/27 ........................ United States 3,689 3,690
c
2025-1 , A2B , FRN , 4.061% , ( 30-day SOFR Average + 0.44% ),
1/20/28 ......................................... United States 7,827 7,829
c
2025-2 , A2B , FRN , 3.991% , ( 30-day SOFR Average + 0.37% ),
8/21/28 ......................................... United States 46,274 46,290
57,809
a a a a a a
Banks 0.3%
Capital One Multi-Asset Execution Trust , 2019-A3 , A3 , 2.06% ,
8/15/28 . ......................................... United States 150,000 149,889
Consumer Finance 1.0%
American Express Credit Account Master Trust , 2023-3 , A , 5.23% ,
9/15/28 . ......................................... United States 110,000 110,182
c
Capital One Prime Auto Receivables Trust , 2025-1 , A2B , FRN ,
3.955% , ( 30-day SOFR Average + 0.33% ), 1/16/29 . ........ United States 217,487 217,542
GM Financial Consumer Automobile Receivables Trust ,
2024-1 , A3 , 4.85% , 12/18/28 ......................... United States 11,650 11,682
c
2026-2 , A2B , FRN , 4.024% , ( 30-day SOFR Average + 0.4% ),
5/16/29 ......................................... United States 59,000 59,050
Hyundai Auto Receivables Trust ,
2023-B , A3 , 5.48% , 4/17/28 .......................... United States 27,894 27,976

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short MAC Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Consumer Finance (continued)
Hyundai Auto Receivables Trust, (continued)
c
2026-A , A2B , FRN , 3.965% , ( 30-day SOFR Average + 0.34% ),
2/15/29 ......................................... United States 59,000 $ 59,022
Nissan Auto Receivables Owner Trust , 2025-B , A2A , 4% , 7/17/28 .
United States 73,538 73,488
Toyota Auto Receivables Owner Trust ,
2023-B , A3 , 4.71% , 2/15/28 .......................... United States 9,248 9,263
c
2025-D , A2B , FRN , 3.945% , ( 30-day SOFR Average + 0.32% ),
8/15/28 ......................................... United States 77,796 77,827
646,032
a a a a a a
Financial Services 0.5%
a ,c
BofA Auto Trust , 2026-1A , A2B , 144A, FRN , 4.075% , ( 30-day
SOFR Average + 0.45% ), 11/15/28 . .................... United States 50,000 50,042
a
Citizens Auto Receivables Trust , 2024-1 , A3 , 144A, 5.11% ,
4/17/28 . ......................................... United States 27,824 27,891
c
Ford Credit Auto Owner Trust , 2025-B , A2B , FRN , 3.925% , ( 30-
day SOFR Average + 0.3% ), 6/15/28 . ................... United States 35,450 35,448
Honda Auto Receivables Owner Trust ,
2023-4 , A3 , 5.67% , 6/21/28 .......................... United States 21,107 21,234
2024-1 , A3 , 5.21% , 8/15/28 .......................... United States 13,890 13,953
2025-4 , A2A , 4.04% , 6/15/28 ......................... United States 132,232 132,193
a
USB Auto Owner Trust , 2025-1A , A2 , 144A, 4.51% , 6/15/28 . ... United States 9,526 9,531
290,292
a a a a a a
Total Asset-Backed Securities (Cost $ 1,143,105 ) ..............................
1,144,022
Total Long Term Investments (Cost $ 50,080,740 ) ..............................
50,031,494
a
Short Term Investments 15.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Certificates of Deposit 1.0%
Banco Bilbao Vizcaya Argentaria , 4.24% , 3/23/27 ........... Spain 80,000 79,940
Intesa Sanpaolo SpA ,
4.4% , 8/19/26 ...................................... Italy 250,000 250,056
4.05% , 1/14/27 ..................................... Italy 250,000 249,697
499,753
Total Certificates of Deposit (Cost $ 580,005 ) ..................................
579,693
a a a
Commercial Papers 14.6%
a ,d
AES Corp. (The) , 144A, 4 .1% , 8/03/26 ................... United States 250,000 249,915
a ,d
Agree LP , 144A, 4 .25% , 8/20/26 ........................ United States 250,000 249,411
a ,d
AutoNation, Inc. , 144A, 4 .1% , 8/03/26 .................... United States 560,000 559,809
a ,d
AvalonBay Communities, Inc. , 144A, 3 .92% , 8/10/26 ......... United States 500,000 499,455
a ,d
Boston Properties LP , 144A, 3 .94% , 8/04/26 ............... United States 500,000 499,781
a ,d
Boston Scientific Corp. , 144A, 3 .91% , 8/06/26 .............. United States 250,000 249,837
a ,d
Bunge Ltd. Finance Corp. , 144A, 3 .93% , 8/05/26 ............ United States 250,000 249,864
a ,d
Cabot Corp. , 144A, 3 .88% , 8/03/26 ...................... United States 315,000 314,898
a ,d
Charles Schwab & Co., Inc. , 144A, 3 .84% , 9/03/26 .......... United States 300,000 298,916
a ,d
Enel Finance America LLC , 144A, 3 .98% , 9/18/26 ........... Italy 250,000 248,653
a ,d
Essex Portfolio LP , 144A, 4% , 8/12/26 .................... United States 250,000 249,667
a ,d
Extra Space Storage LP ,
144A, 4% , 8/20/26 .................................. United States 250,000 249,446

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short MAC Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
a,d
Extra Space Storage LP, (continued)
144A, 3 .99% , 8/26/26 ................................ United States 250,000 $ 249,282
498,728
a ,d
Glencore Funding LLC , 144A, 3 .87% , 8/04/26 .............. Australia 410,000 409,824
a ,d
HCA, Inc. ,
144A, 4 .1% , 8/03/26 ................................. United States 350,000 349,881
144A, 4 .18% , 8/10/26 ................................ United States 250,000 249,710
599,591
a ,d
Honeywell Aerospace, Inc. , 144A, 3 .89% , 8/04/26 ........... United States 250,000 249,892
a ,d
Huntington Ingalls Industries, Inc. , 144A, 4 .1% , 8/03/26 ....... United States 250,000 249,915
a ,d
Intercontinental Exchange, Inc. , 144A, 4 .09% , 8/06/26 ........ United States 250,000 249,830
a ,d
Kenvue, Inc. , 144A, 3 .68% , 8/28/26 ...................... United States 250,000 249,285
a ,d
Mid-America Apartments LP ,
144A, 3 .93% , 8/12/26 ................................ United States 250,000 249,673
144A, 3 .94% , 8/13/26 ................................ United States 250,000 249,645
499,318
a ,d
O'Reilly Automotive, Inc. , 144A, 3 .9% , 8/05/26 .............. United States 250,000 249,865
d
Penske Truck Leasing Co. LP ,
4 .03% , 8/12/26 ..................................... United States 250,000 249,664
4 .13% , 9/03/26 ..................................... United States 250,000 249,028
498,692
d
Realty Income Corp. , 3 .88% , 8/03/26 .................... United States 300,000 299,903
a ,d
Simon Property Group LP , 144A, 3 .94% , 8/13/26 ............ United States 250,000 249,644
a ,d
Targa Resources Corp. , 144A, 3 .85% , 8/03/26 ............. United States 250,000 249,920
a ,d
UDR, Inc. ,
144A, 3 .89% , 8/04/26 ................................ United States 250,000 249,892
144A, 3 .9% , 8/05/26 ................................. United States 250,000 249,865
499,757
Total Commercial Papers (Cost $ 8,725,348 ) ...................................
8,724,370
Shares
Management Investment Companies 0.0%
†
e,f
Putnam Short Term Investment Fund , Class P , 3.819% ....... United States 1,547 1,547
Total Management Investment Companies (Cost $ 1,547 ) .......................
1,547
Total Short Term Investments (Cost $ 9,306,900 ) ...............................
9,305,610
a
Total Investments (Cost $ 59,387,640 ) 99.6% ..................................
$59,337,104
Other Assets, less Liabilities 0.4% ...........................................
217,699
Net Assets 100.0% .........................................................
$59,554,803
a a a

Putnam Funds Trust
Schedule of Investments
Putnam Ultra Short MAC Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 58 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2026, the aggregate value of these securities was $24,002,412, representing 40.3% of net assets.
b
The coupon rate shown represents the rate at period end.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
The rate shown represents the yield at period end.
e
See Note 3(g) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Putnam Funds Trust
Financial Statements
Statements of Assets and Liabilities
July 31, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Ultra
Short Duration
Income Fund
Putnam Ultra
Short MAC
Series
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $12,630,591,663 $59,386,093
Cost - Non-controlled affiliates (Note 3 g ) ....................................... 15,131 1,547
Cost - Unaffiliated repurchase agreements ..................................... 25,000,000 —
Value - Unaffiliated issuers ................................................. $12,625,780,264 $59,335,557
Value - Non-controlled affiliates (Note 3 g ) ...................................... 15,131 1,547
Value - Unaffiliated repurchase agreements ..................................... 25,000,000 —
Cash ................................................................... 395,605 1,066
Receivables:
Capital shares sold ....................................................... 21,044,083 —
Dividends and interest .................................................... 97,866,766 473,004
Affiliates ............................................................... — 11,824
Prepaid expenses ......................................................... 435,015 19,631
Total assets ......................................................... 12,770,536,864 59,842,629
Liabilities:
Payables:
Capital shares redeemed .................................................. 47,230,992 199,436
Management fees ........................................................ 2,140,238 —
Administrative fees ....................................................... 39,468 120
Distribution fees ......................................................... 326,420 —
Transfer agent fees ....................................................... 1,989,719 —
Professional fees ........................................................ 300,141 76,660
Trustees' fees and expenses ................................................ 383,789 59
Distributions to shareholders ................................................ 664,236 —
Accrued expenses and other liabilities .......................................... 269,604 11,551
Total liabilities ........................................................ 53,344,607 287,826
Net assets, at value ................................................ $12,717,192,257 $59,554,803
Net assets consist of:
Paid-in capital ............................................................ $12,738,486,063 $59,605,339
Total distributable earnings (losses) ............................................ (21,293,806) (50,536)
Net assets, at value ................................................ $12,717,192,257 $59,554,803
Shares outstanding ........................................................ 5,938,480
Net asset value per share
a
................................................... $10.03
a
Net asset value per share may not recalculate due to rounding.

Putnam Funds Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
July 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Ultra
Short Duration
Income Fund
Class A:
Net assets, at value ....................................................................... $3,708,655,164
Shares outstanding ........................................................................ 367,102,945
Net asset value per share
a,b
.................................................................. $10.10
Class C:
Net assets, at value ....................................................................... $19,710,453
Shares outstanding ........................................................................ 1,953,091
Net asset value and maximum offering price per share
a,b
............................................ $10.09
Class N:
Net assets, at value ....................................................................... $16,401,718
Shares outstanding ........................................................................ 1,625,354
Net asset value and maximum offering price per share
b
............................................. $10.09
Maximum offering price per share (net asset value per share ÷ 98.00%)
b
................................ $10.30
Class R:
Net assets, at value ....................................................................... $3,130,444
Shares outstanding ........................................................................ 310,326
Net asset value and maximum offering price per share
b
............................................. $10.09
Class R6:
Net assets, at value ....................................................................... $2,556,009,588
Shares outstanding ........................................................................ 252,699,371
Net asset value and maximum offering price per share
b
............................................. $10.11
Class Y:
Net assets, at value ....................................................................... $6,413,284,890
Shares outstanding ........................................................................ 634,165,161
Net asset value and maximum offering price per share
b
............................................. $10.11
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Funds Trust
Financial Statements
Statements of Operations
for the year ended July 31, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Ultra
Short Duration
Income Fund
Putnam Ultra
Short MAC
Series
Investment income:
Dividends:
Non-controlled affiliates (Note 3 g ) ............................................ $197,400 $12,682
Interest:
Unaffiliated issuers ....................................................... 561,389,557 1,751,389
Total investment income .................................................. 561,586,957 1,764,071
Expenses:
Management fees (Note 3 a ) .................................................. 30,741,727 —
Administrative fees (Note 3 b ) ................................................. 204,747 602
Distribution fees: (Note 3c )
    Class A ............................................................... 3,575,944 —
    Class C ............................................................... 85,239 —
    Class N ............................................................... 36,258 —
    Class R ............................................................... 18,595 —
Transfer agent fees: (Note 3e )
    Class A ............................................................... 2,469,203 —
Class C ............................................................... 11,725 —
    Class N ............................................................... 10,494 —
    Class R ............................................................... 2,594 —
    Class R6 .............................................................. 1,042,045 —
    Class Y ............................................................... 4,567,891 —
Custodian fees ............................................................ 14,846 —
Reports to shareholders fees ................................................. 250,462 19,367
Registration and filing fees ................................................... 540,551 26,519
Professional fees .......................................................... 1,072,336 101,202
Trustees' fees and expenses (Note 3 f ) .......................................... 449,883 1,253
Other ................................................................... 352,427 3,711
Total expenses ........................................................ 45,446,967 152,654
Expense reductions (Note 4 ) .............................................. (105,318) —
Expenses waived/paid by affiliates (Note 3 g and 3 h ) ............................. (4,063,222) (152,654)
Net expenses ........................................................ 41,278,427 —
Net investment income ............................................... 520,308,530 1,764,071
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... 4,391,026 14,014
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... (33,425,766) (133,851)
Net realized and unrealized gain (loss) ........................................... (29,034,740) (119,837)
Net increase (decrease) in net assets resulting from operations ......................... $491,273,790 $1,644,234

Putnam Funds Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Ultra Short Duration Income Fund Putnam Ultra Short MAC Series
Year Ended
July 31, 2026
Year Ended
July 31, 2025
Year Ended
July 31, 2026
Year Ended
July 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $520,308,530 $485,674,672 $1,764,071 $1,437,441
Net realized gain (loss) ............ 4,391,026 8,554,428 14,014 12,368
Net change in unrealized appreciation
(depreciation) ................. (33,425,766) 7,099,214 (133,851) 27,432
Net increase (decrease) in net
assets resulting from operations . 491,273,790 501,328,314 1,644,234 1,477,241
Distributions to shareholders:
Class A ........................ (150,085,445) (150,196,941) — —
Class C ........................ (646,010) (527,956) — —
Class N ........................ (582,260) (327,759) — —
Class R ........................ (142,569) (161,842) — —
Class R6 ....................... (90,186,685) (27,582,211) — —
Class Y ........................ (283,913,771) (307,421,257) — —
Distributions to shareholders ......... — — (1,798,036) (1,460,447)
Total distributions to shareholders ..... (525,556,740) (486,217,966) (1,798,036) (1,460,447)
Capital share transactions: (Note 2 )
Class A ........................ 389,382,329 407,570,037 — —
Class C ........................ 6,090,081 2,178,224 — —
Class N ........................ 8,191,913 (667,895) — —
Class R ........................ (667,557) 417,550 — —
Class R6 ....................... 1,535,059,305 541,813,497 — —
Class Y ........................ (122,912,402) 329,462,996 — —
Capital share transactions (Note 2 ) ..... — — 33,511,300 (1,558,128)
Total capital share transactions ....... 1,815,143,669 1,280,774,409 33,511,300 (1,558,128)
Net increase (decrease) in net
assets ..................... 1,780,860,719 1,295,884,757 33,357,498 (1,541,334)
Net assets:
Beginning of year .................. 10,936,331,538 9,640,446,781 26,197,305 27,738,639
End of year ...................... $12,717,192,257 $10,936,331,538 $59,554,803 $26,197,305

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Putnam Funds Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of fourteen
separate funds, two of which are included in this report
(Funds). The Funds follow the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. Putnam Ultra Short
Duration Income Fund offers six classes of shares: Class
A, Class C, Class N, Class R, Class R6 and Class Y. Class
C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Funds' pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At July 31, 2026, certain securities may have been fair
valued using these procedures, in which case the securities

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase
agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at year end, as
indicated in the Schedules of Investments, had been entered
into on July 31, 2026.
c. Stripped Securities
Certain or all Funds may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the
interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Funds may
fail to recoup fully their initial investment in these securities.
Conversely, principal-only securities increase in value if
prepayments are greater than anticipated and decline if
prepayments are slower than anticipated. The fair value of
these securities is highly sensitive to changes in interest
rates.
d. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2026, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). The Funds' federal and state income and federal
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Dividend
income is recorded on the ex-dividend date except for
certain dividends from securities where the dividend rate
is not available. Dividends from net investment income are
normally declared daily; these dividends may be reinvested
or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income Taxes
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
2. Shares of Beneficial Interest
At July 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Putnam Ultra Short Duration
Income Fund
Shares Amount
Class A
Class A Shares:
Year ended July 31, 2026
Shares sold
a
.................................................................. 191,478,809 $1,939,907,476
Shares issued in reinvestment of distributions ......................................... 14,709,798 148,959,691
Shares redeemed .............................................................. (167,803,598) (1,699,484,838)
Net increase (decrease) ......................................................... 38,385,009 $389,382,329
Year ended July 31, 2025
Shares sold
a
.................................................................. 169,221,123 $1,712,881,390
Shares issued in reinvestment of distributions ......................................... 14,646,367 148,291,399
Shares redeemed .............................................................. (143,618,484) (1,453,602,752)
Net increase (decrease) ......................................................... 40,249,006 $407,570,037
Class C
Class C Shares:
Year ended July 31, 2026
Shares sold .................................................................. 1,600,091 $16,193,220
Shares issued in reinvestment of distributions ......................................... 63,965 646,010
Shares redeemed
a
............................................................. (1,062,359) (10,749,149)
Net increase (decrease) ......................................................... 601,697 $6,090,081
Year ended July 31, 2025
Shares sold .................................................................. 802,791 $8,116,065
Shares issued in reinvestment of distributions ......................................... 51,779 523,700
Shares redeemed
a
............................................................. (639,101) (6,461,541)
Net increase (decrease) ......................................................... 215,469 $2,178,224
Class N
Class N Shares:
Year ended July 31, 2026
Shares sold .................................................................. 1,110,648 $11,247,754
Shares issued in reinvestment of distributions ......................................... 57,884 582,260
Shares redeemed .............................................................. (360,026) (3,638,101)
Net increase (decrease) ......................................................... 808,506 $8,191,913
Year ended July 31, 2025
Shares sold .................................................................. 507,591 $5,130,947
Shares issued in reinvestment of distributions ......................................... 32,472 328,452
Shares redeemed .............................................................. (605,954) (6,127,294)
Net increase (decrease) ......................................................... (65,891) $(667,895)
Class R

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Ultra Short Duration
Income Fund
Shares Amount
Class R Shares:
Year ended July 31, 2026
Shares sold .................................................................. 168,584 $1,706,514
Shares issued in reinvestment of distributions ......................................... 14,146 142,569
Shares redeemed .............................................................. (248,665) (2,516,640)
Net increase (decrease) ......................................................... (65,935) $(667,557)
Year ended July 31, 2025
Shares sold .................................................................. 203,922 $2,059,391
Shares issued in reinvestment of distributions ......................................... 16,013 161,842
Shares redeemed .............................................................. (178,487) (1,803,683)
Net increase (decrease) ......................................................... 41,448 $417,550
Class R6
Class R6 Shares:
Year ended July 31, 2026
Shares sold .................................................................. 264,879,901 $2,686,945,007
Shares issued in reinvestment of distributions ......................................... 8,187,973 83,017,797
Shares redeemed .............................................................. (121,793,106) (1,234,903,499)
Net increase (decrease) ......................................................... 151,274,768 $1,535,059,305
Year ended July 31, 2025
Shares sold .................................................................. 79,819,988 $808,165,223
Shares issued in reinvestment of distributions ......................................... 1,793,333 18,178,857
Shares redeemed .............................................................. (28,066,877) (284,530,583)
Net increase (decrease) ......................................................... 53,546,444 $541,813,497
Class Y
Class Y Shares:
Year ended July 31, 2026
Shares sold .................................................................. 350,022,382 $3,549,382,639
Shares issued in reinvestment of distributions ......................................... 25,128,116 254,745,033
Shares redeemed .............................................................. (387,318,075) (3,927,040,074)
Net increase (decrease) ......................................................... (12,167,577) $(122,912,402)
Year ended July 31, 2025
Shares sold .................................................................. 376,810,817 $3,817,782,649
Shares issued in reinvestment of distributions ......................................... 26,934,189 272,972,817
Shares redeemed .............................................................. (371,239,903) (3,761,292,470)
Net increase (decrease) ......................................................... 32,505,103 $329,462,996
2. Shares of Beneficial Interest
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:
a. Management Fees
Putnam Ultra Short Duration Income Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management
Putnam Ultra Short MAC Series
Shares Amount
Single Class
Year ended July 31, 2026
Shares sold .................................................................. 3,707,135 $37,273,786
Shares issued in reinvestment of distributions ......................................... 180,286 1,798,036
Shares redeemed .............................................................. (553,240) (5,560,522)
Net increase (decrease) ......................................................... 3,334,181 $33,511,300
Year ended July 31, 2025
Shares sold .................................................................. 345,288 $3,471,850
Shares issued in reinvestment of distributions ......................................... 145,185 1,460,411
Shares redeemed .............................................................. (645,159) (6,490,389)
Net increase (decrease) ......................................................... (154,686) $(1,558,128)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets).
Such annual rates may vary as follows:
Advisers provides investment management services to Putnam Ultra Short MAC Series. The Fund does not pay a fee for these services.
For the year ended July 31, 2026, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
Advisers retained Putnam Management as subadvisor for the Funds. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Funds. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Funds, which may include a mark-up not to exceed 15%
over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Funds. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Funds.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Fund's average daily net assets, and is not an additional expense of the Funds.
The Funds reimburse Advisers an allocated amount for the compensation and related expenses of certain officers of the
Funds and their staff who provide administrative services to the Funds. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Putnam Ultra Short Duration Income Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at
Annualized Fee Rate Net Assets
0.440% of the first $5 billion,
0.390% of the next $5 billion,
0.340% of the next $10 billion,
0.290% of the next $10 billion,
0.240% of the next $50 billion,
0.220% of the next $50 billion,
0.210% of the next $100 billion and
0.205% of any excess thereafter.
Putnam Ultra
Short Duration
Income Fund
Putnam Ultra
Short MAC
Series
Gross effective investment management fee rate .................................... 0.250% –%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of Putnam Ultra Short
Duration Income Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to Putnam Ultra Short Duration Income Fund.
PSERV received fees for investor servicing for Class A, Class C, Class R, Class N and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
PSERV, under terms of an agreement, performs shareholder servicing for Putnam Ultra Short MAC Series and is not paid by the Fund for the services.
f. Trustee Fees
The Funds have adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.
The Funds have adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Funds who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
Putnam Ultra Short Duration Income
Fund
Maximum % Approved %
Class A ...................................................................... 0.35% 0.10%
Class C ...................................................................... 1.00% 0.50%
Class N ...................................................................... 0.25% 0.25%
Class R ...................................................................... 1.00% 0.50%
Putnam Ultra
Short Duration
Income Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $345
CDSC retained .............................................................................. $182
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Funds are included in the Trustees' fees and expenses in the Statements of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the
Statements of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The
Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Putnam Ultra Short Duration Income Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. Advisers has contractually agreed to reimburse expenses of
Putnam Ultra Short MAC Series in an amount equal to fees indirectly borne by the Fund on assets invested in the affiliated management investment companies, as noted in the Statements of Operations. During the year ended July 31, 2026, investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through November 30, 2027, to waive fees and/or reimburse expenses of Putnam Ultra
Short Duration Income Fund to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund's investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund's average net assets over such fiscal year-to-date period. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Ultra Short Duration Income Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.819% ...... $3,928 $863,425,674 $(863,414,471) $— $— $15,131 15,131 $197,400
Total Affiliated Securities ... $3,928 $863,425,674 $(863,414,471) $— $— $15,131 $197,400
Putnam Ultra Short MAC Series
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.819% ...... $193,606 $28,412,418 $(28,604,477) $— $— $1,547 1,547 $12,682
Total Affiliated Securities ... $193,606 $28,412,418 $(28,604,477) $— $— $1,547 $12,682
3. Transactions with Affiliates
(continued)
f. Trustee Fees
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Advisers has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of Putnam Ultra
Short Duration Income Fund through November 30, 2027, so that the total expenses of the Fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the
Fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the Fund’s investment management contract) would not exceed an annual rate of 0.24% of the Fund’s average net assets. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Advisers has contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of Putnam Ultra Short
MAC Series through November 30, 2029, to the extent that total expenses of the Fund (excluding brokerage, interest, taxes, investor servicing fees, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses, but including payments under the Fund's investment management contract) would not exceed an annual rate of 0.00% of the Fund's average net assets. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
i. Other Affiliated Transactions
At July 31, 2026, Putnam Ultra Short Managed Account 2 owned 14.9% of Putnam Ultra Short MAC Series' outstanding shares.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' transfer agent fees. During the year ended July 31, 2026, the fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2026, the capital loss carryforwards were as follows:
During the year ended July 31, 2026, the utilized capital loss carryforwards were as follows:
Putnam Ultra
Short Duration
Income Fund
1 1
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 10,686,995
Long term ................................................................................ 5,131,178
Total capital loss carryforwards ............................................................... $15,818,173
Putnam Ultra
Short Duration
Income Fund
Capital loss utilized carryforwards ................................................................ $4,391,026
3. Transactions with Affiliates
(continued)
h. Waiver and Expense Reimbursements
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
The tax character of distributions paid during the years ended July 31, 2026 and 2025, was as follows:
At July 31, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2026, were as follows:
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities. Ongoing or threatened military conflicts throughout the world may cause significant market disruptions and volatility. The hostilities and sanctions resulting from those conflicts may also have a significant impact on certain investments of the Funds as well as the Funds' performance and liquidity.
8. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Putnam Ultra Short Duration Income
Fund Putnam Ultra Short MAC Series
2026 2025 2026 2025
Distributions paid from:
Ordinary income ........................ $525,556,740 $486,217,966 $1,786,647 $1,452,310
Long term capital gain .................... — — 11,389 8,137
$525,556,740 $486,217,966 $1,798,036 $1,460,447
Putnam Ultra
Short Duration
Income Fund
Putnam Ultra
Short MAC
Series
a a a
Cost of investments ......................................................... $12,655,606,794 $59,387,640
Unrealized appreciation ....................................................... $19,072,110 $47,532
Unrealized depreciation ....................................................... (23,883,509) (98,068)
Net unrealized appreciation (depreciation) ......................................... $(4,811,399) $(50,536)
Putnam Ultra
Short Duration
Income Fund
Putnam Ultra
Short MAC
Series
Purchases ................................................................ $6,675,656,452 $35,647,208
Sales .................................................................... $4,110,961,824 $12,221,432
5. Income Taxes
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended July 31, 2026, the Funds did not use the Global Credit Facility.
9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2026, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Ultra Short Duration Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 10,666,625,242 $ — $ 10,666,625,242
U.S. Government and Agency Securities ....... — 265,170,446 — 265,170,446
Asset-Backed Securities ................... — 410,568,280 — 410,568,280
Residential Mortgage-Backed Securities ....... — 227,714,835 — 227,714,835
Agency Commercial Mortgage-Backed Securities — 363,034 — 363,034
Short Term Investments ................... 15,131 1,080,338,427 — 1,080,353,558
Total Investments in Securities ........... $15,131 $12,650,780,264 $— $12,650,795,395
Putnam Ultra Short MAC Series
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — 47,650,795 — 47,650,795
U.S. Government and Agency Securities ....... — 1,236,677 — 1,236,677
Asset-Backed Securities ................... — 1,144,022 — 1,144,022
Short Term Investments ................... 1,547 9,304,063 — 9,305,610
Total Investments in Securities ........... $1,547 $59,335,557 $— $59,337,104
a
For detailed categories, see the accompanying Schedule of Investments.
8. Credit Facility
(continued)

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Notes to Financial Statements

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10. Operating Segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Funds' investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk

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Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Putnam Funds Trust and Shareholders of Putnam Ultra Short Duration Income Fund and Putnam
Ultra Short MAC Series
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Putnam
Ultra Short Duration Income Fund and Putnam Ultra Short MAC Series (two of the Funds constituting Putnam Funds Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2026, the related statements of operations for the year ended
July 31, 2026, the statements of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2026 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent and broker; when replies were not received from a broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 18, 2026
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

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Tax Information (unaudited)

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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended July 31, 2026:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to:
Putnam Ultra
Short Duration
Income Fund
Putnam Ultra
Short MAC Series
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) — $11,389
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) — $2,625
Section 163(j) Interest Dividends Earned §163(j) $520,514,557 $1,764,203
Interest Earned from Federal Obligations Note (1) $2,185,408 $1,074

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Putnam Funds Trust
Putnam Ultra Short Duration Income Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 26, 2026, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”))
of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the
Advisor and Putnam Investment Management, LLC (“Putnam Management” and together with FTIML, the “Subadvisors”)
(collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect, wholly-
owned subsidiaries of Franklin Templeton, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Funds’ investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Annual Report
entities. All references to the Advisor in the descriptions of the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract
Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2026, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2026 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2026.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
4. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and most of the other funds are the result of many years of review and discussion between the Independent
Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds or repositioned funds, the current fee arrangements under the majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the
Contract Committee and discussions with management, as well as approval by shareholders.

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Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as aggregate assets under management of the fund and other mutual funds sponsored by the Advisor
(or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The
Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2025.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund) had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2025. The Advisor and PSERV have agreed to maintain these expense limitations until at least November 30, 2027. In addition, the Advisor contractually agreed to waive fees and/
or reimburse expenses of your fund to the extent that expenses of the fund (excluding payments under the fund’s distribution plans, investor servicing fees, brokerage, interest, taxes, investment-related expenses, extraordinary expenses and acquired fund fees and expenses) would exceed an annual rate of 0.24% of its average net assets through at least November 30, 2027.
The Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the third quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the fourth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2025. (Total expenses reflect the fees and expenses borne directly by the fund and the competitive funds included in the custom Lipper peer groups, as well as any underlying funds’ net fees and expenses.) The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2025 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a

Putnam Funds Trust

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fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2025 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other products that are managed by a portfolio team that also manages one or more U.S. registered mutual funds in a category of similar strategies offered by the funds (including exchange traded funds, sub-advised U.S. mutual funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products). This information included comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with investment leadership of the Advisor throughout the year. The Trustees noted that the Advisor had made portfolio management assignment changes in 2025 to strengthen its investment teams providing services to the funds. The Trustees concluded that the Advisor generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2025 against what the Advisor characterized as a complex investing environment. The Trustees considered the Advisor’s discussion of the markets, the economy, and geopolitical conditions in 2025. The S&P 500 was up 18% in 2025 but with significant periods of volatility, and the Bloomberg Aggregate fixed income index was up 7% during the year, with the Federal Reserve cutting the Effective Federal Funds rate from 4.25% at year-end 2024 to 3.5% at year-end 2025. Ten-year Treasury yields ended 2025 at 4.2%, down from 4.6% at year-end 2024. In 2025, geopolitical and economic conditions, as well as financial markets, provided a complex investing environment: a new U.S. presidential administration with significant policy actions, including tariffs; complex inflation; rates and Federal Reserve developments; artificial intelligence-related impacts; and
political and military actions across the globe. Even with this backdrop, generally strong economic, corporate and labor market conditions continued in 2025, although with some signs of concern.
For the one-year period ended December 31, 2025, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 37
th
percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 1.6% gross of fees over the one-year period. The Contract Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 26 th
,

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Annual Report
22
nd
and 16
th
percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2025, respectively. The Trustees further noted that the funds, in the aggregate, solidly outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 41 funds were rated four or five stars at the end of 2025, which was a year-over-year decrease of 11 funds. The Trustees also considered that 18 funds were five-star rated at the end of 2025, which was a year-over-year decrease of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2025 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks.
In the case of your fund, the Trustees considered information about your fund’s total return and its performance relative to its benchmark over the one-year, three-year and five-year periods ended December 31, 2025. Your fund’s class A shares’ return, net of fees and expenses, was positive and exceeded the return of its benchmark over the one-year, three-year and five-year periods ended December 31, 2025. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process. Your fund is not expected to generate a significant amount of soft-dollar credits.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s Management Contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors, LLC (“Franklin
Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

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Putnam Ultra Short MAC Series
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 26, 2026, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”))
of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the
Advisor and Putnam Investment Management, LLC (“Putnam Management” and together with FTIML, the “Subadvisors”)
(collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect, wholly-
owned subsidiaries of Franklin Templeton, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor in the descriptions of the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract
Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2026, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2026 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2026.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;

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2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
4. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.
Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. The
Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2025.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund) had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2025. The Advisor and PSERV have agreed to maintain these expense limitations until at least November 30, 2027. In addition, the Advisor contractually agreed to waive fees and/
or reimburse expenses of your fund to the extent that expenses of the fund (excluding payments under the fund’s distribution plans, investor servicing fees, brokerage, interest, taxes, investment-related expenses, extraordinary expenses and acquired fund fees and expenses) would exceed an annual rate of 0.00% of its average net assets through at least November 30,
2029. During its fiscal year ending in 2025, your fund’s expenses were reduced as a result of this expense limitation. The
Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
As an initial matter, the Trustees noted that, under your fund’s Management Contract, your fund is not required to pay a management fee to the Advisor. The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the fourth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2025. (Total expenses reflect the fees and expenses borne directly by the fund and

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the competitive funds included in the custom Lipper peer groups, as well as any underlying funds’ net fees and expenses.)
The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2025 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2025 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other products that are managed by a portfolio team that also manages one or more U.S. registered mutual funds in a category of similar strategies offered by the funds (including exchange traded funds, sub-advised U.S. mutual funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products). This information included comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with investment leadership of the Advisor throughout the year. The Trustees noted that the Advisor had made portfolio management assignment changes in 2025 to strengthen its investment teams providing services to the funds. The Trustees concluded that the Advisor generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2025 against what the Advisor characterized as a complex investing environment. The Trustees considered the Advisor’s discussion of the markets, the economy, and geopolitical conditions in 2025. The S&P 500 was up 18% in 2025 but with significant periods of volatility, and the Bloomberg Aggregate fixed income index was up 7% during the year, with the Federal Reserve cutting the Effective Federal Funds rate from 4.25% at year-end 2024 to 3.5% at year-end 2025. Ten-year Treasury yields

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ended 2025 at 4.2%, down from 4.6% at year-end 2024. In 2025, geopolitical and economic conditions, as well as financial markets, provided a complex investing environment: a new U.S. presidential administration with significant policy actions, including tariffs; complex inflation; rates and Federal Reserve developments; artificial intelligence-related impacts; and
political and military actions across the globe. Even with this backdrop, generally strong economic, corporate and labor market conditions continued in 2025, although with some signs of concern.
For the one-year period ended December 31, 2025, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 37
th
percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 1.6% gross of fees over the one-year period. The Contract Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 26 th
,
22
nd
and 16
th
percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2025, respectively. The Trustees further noted that the funds, in the aggregate, solidly outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 41 funds were rated four or five stars at the end of 2025, which was a year-over-year decrease of 11 funds. The Trustees also considered that 18 funds were five-star rated at the end of 2025, which was a year-over-year decrease of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2025 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks.
In the case of your fund, the Trustees considered information about your fund’s total return and its performance relative to its benchmark over the one-year period ended December 31, 2025. Your fund’s class A shares’ return, net of fees and expenses, was positive and exceeded the return of its benchmark over the one-year period ended December 31, 2025. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process. Your fund is not expected to generate a significant amount of soft-dollar credits.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s Management Contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors, LLC (“Franklin
Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds

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Annual Report
to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

PFT7-AFSOI 09/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	September 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	September 25, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	September 25, 2026